SEC Registration Nos.
Nos. 811-04000 and 002-90309

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 65            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 66                         XX

Summit Mutual Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing pursuant to paragraph (b)

 X  on January 31, 2009 pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

    on [date] pursuant to paragraph (a)(1)

__75 days after filing pursuant to paragraph (a)(2)

    on [date] pursuant to paragraph (a)(2) of rule 485.


Prospectus

January 31, 2009

Summit Large Cap Growth Fund

Summit Mutual Funds	Calvert Investments that make a difference A UNIFI Company

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

January 31, 2009
About the Fund
Investment Objective, Strategy, Principal Risks, Past Performance
2	Objective
5	Fees and Expenses
7	Investment Strategies and Risks

About Your Investment
10	About Calvert
10	Advisor, Subadvisor and Portfolio Manager
10	Advisory Fee
11	How to Buy Shares
11	Getting Started
11	Choosing a Share Class
12	Reduced Sales Charges (sales load breakpoints/discount)
14	Reinstatement Privilege
14	Distribution and Service Fees
14	Service Fees and Arrangements with Broker/Dealers
14	How to Open an Account
15	How Shares are Priced
16	When Your Account Will be Credited
16	Other Calvert Features / Policies (Exchanges, Market Timing Policy, Minimum Account Balance, etc.)
18	Dividends, Capital Gains and Taxes
19	How to Sell Shares
21	Financial Highlights

SUMMIT LARGE CAP GROWTH

Investment Objective

Summit Large Cap Growth seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Investment Strategies

The Fund strategically invests in a diversified portfolio of high-quality, growth-oriented common stocks. Individual security investment decisions are made using a long-term horizon, which the Fund management believes will generate above benchmark returns with lower risk characteristics.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets in common stocks and preferred stocks of large cap issuers. When market conditions for equity securities are adverse, and for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents. However, the Fund normally will remain primarily invested in common stocks.

The Fund seeks securities that generate targeted sales, earnings, and cash flow growth potential, selling at a discount relative to their potential for growth. The Fund's investment strategy is based upon the belief of the Advisor that over the long term, stock price appreciation is generally tied to its company's growth potential. Understanding the growth potential and paying a favorable price, is the beginning mechanism of stock performance. The Advisor completes the investment process and manages risk levels with a sell discipline also focused on growth potential and valuation. The Advisor also manages risk through stock selection across sectors and a broad industry base. The Fund generally considers securities with issuers that have over $1 billion in market capitalization to be eligible for consideration as large cap investments.

The Fund may invest up to 20% of its assets in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

Primary Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The stock market may decline in value.
  The individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.
  Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  The prices of growth company securities may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
  Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.
  The Fund may temporarily invest up to 100% of its assets in government securities, money market instruments or other fixed-income securities or retain larger than usual amounts of cash or cash equivalents during periods of significant uncertainty. The reasons for the uncertainty may include, but not be limited to, market reaction to a significant event, such as a natural disaster or other economic or political turmoil, or management's reaction to a significant event within the Fund, such as a pending material change in net assets resulting from the loss of a large client. The duration of such an event may be brief or last for an extended period of time until the Advisor believes that it is appropriate to resume the Fund's long-term investment strategies. During such a temporary defensive period, the Fund likely will not achieve its objective.
  The use of stock index futures and options (also referred to as "derivatives") may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder a right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or the cash value thereof). A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. Stock index futures and options are derivatives. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives also can involve risk of loss if the party who issued the derivative defaults on its obligation. In addition, derivatives may be less liquid and more difficult to value.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Fund's Class I shares has varied from year to year. Prior to the Class I shares' inception date of February 1, 2007, performance was calculated based on the performance of the Class A shares, adjusted for 12b-1 distribution fees that are not charged to the Class I shares. The table compares the Fund's performance over time to that of the Russell 1000 Growth Index. This is a widely recognized, unmanaged index of common stock prices. The bar chart does not reflect the impact of sales charges (which apply to Class A shares), that would lower returns below those shown in the bar chart. The table reflects deduction of the front-end sales charge applicable to Class A shares. Absent limitation of the Fund's expenses, total returns would be lower. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other class of shares offered by this prospectus will differ from the Class I returns shown in the bar chart, depending upon the expenses of that class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Year by Year Total Return

Best Quarter (of periods shown)	Q2 '07	5.60%
Worst Quarter (of periods shown)	Q4 '08	-23.90%

Average Annual Total Returns (as of 12-31-08)
	1 year	Since Inception
		(12/28/06)
Summit Large Cap Growth Class A:
Return before taxes	-36.74%	-17.36%
Summit Large Cap Growth Class I:
Return before taxes	-36.58%	-17.13%
Return after taxes on distributions1	-39.70%	-19.35%
Return after taxes on distributions and sale of Fund shares1	33.72%	-16.15%
Russell 1000 Growth Index	-38.44%	-17.03%

(Index reflects no deduction for fees, expenses or taxes.)

(1) After-tax returns are presented for Class I shares only. After-tax returns for Class A shares will vary.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account; Annual Fund Operating Expenses are deducted from Fund assets.
Shareholder Fees (fees paid directly from your account)
	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a percentage of purchase or redemption proceeds, whichever is lower)	None1	None
Redemption fee2
(as a % of redemption proceeds)
Note: Redemption fee applies only to redemptions, including exchanges, within 30 days of purchase	2.00%	2.00%

Annual Fund Operating Expenses3 (deducted from fund assets)
	Class A	Class I
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses4	8.55%	8.55%
Total annual fund operating expenses	9.65%	9.40%
Less fee waiver and/or expense reimbursement5	(8.30%)	(8.30%)
Net expenses	1.35%	1.10%

1     Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares" -- Class A).

2     The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in-capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

3     Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Management fees include the advisory fee paid by the Fund to the Advisor ("Calvert"), and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. With respect to the amount of the Fund's advisory fee, see "Advisory Fees". The administrative fees (as a percentage of net assets) are 0.20% for Class A and 0.10% for Class I.

4     "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

5     Calvert has agreed to contractually limit direct net annual fund operating expenses through December 12, 2010. This expense limitation does not limit the acquired fund fees and expenses incurred by a shareholder. Direct net operating expenses will not exceed 1.35% for Class A and 1.10% for Class I. Only the Board of Directors of the Fund may terminate the Fund's expense cap for the contractual period. The Example on the following page reflects these expense limits but only through November 31, 2010. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses and taxes. The Fund does not expect to incur a material amount of interest expense in the fiscal year.

The Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement." It is not anticipated that a material amount of credits will be earned in the fiscal year. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between the line items "Expenses Before Offsets" and "Net Expenses". See Statement of Additional Information, "Investment Advisor and Subadvisor".

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 for Class A, $1,000,000 for Class I in the Fund for the time periods indicated;
  You reinvest all dividends and distributions;
  Your investment has a 5% return each year;
  The Fund's operating expenses remain the same; and
  Any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
	Class A	Class I
1 year	$605	$11,215
3 years	$2,424	$198,046
5 years	$4,077	$368,799
10 years	$7,581	$734,123

Investment Strategies and Risks

A concise description of the Fund's principal investment strategies and principal risks is under the earlier summary for the Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Fund, along with their associated risks. The Fund has additional non-principal investment policies and restrictions, which are discussed in the Statement of Additional Information ("SAI").

For each of the investment strategies listed, the table below shows the Fund's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table J Fund currently uses as a principal investment strategy q Permitted, but not a principal investment strategy Xn Allowed up to x% of Fund's net assets

Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

q

Exchange-Traded Funds ("ETFs") are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund's cash position consistent with the Fund's applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity. Risks: Correlation and Market.

q

Conventional Securities
Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Conventional Securities (cont'd)

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

25N

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Investment grade bonds. Bonds rated BBB/Baa or higher by a Nationally Recognized Statistical Rating Organization ("NRSRO"), or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

15N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

q

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

q

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

q

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

20N1

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

20N2

1   Based on net premium payments.

2   Based on initial margin required to establish the position.

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund "hedges," two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond the expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. A Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature earlier than expected, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2008, Calvert was the investment advisor for 58 mutual fund portfolios and had approximately $13 billion in assets under management.

Advisor, Subadvisor and Portfolio Manager

Information is provided below identifying each individual and/or member of a team who is employed by or associated with the Advisor and Subadvisor of the Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (the "Portfolio Manager"). The SAI provides additional information about the Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.

Summit Investment Partners, Inc. ("Summit"), 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202 is the investment subadvisor. Summit is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), organized in 1867 under the laws of Ohio. Union Central is an indirect subsidiary of UNIFI Mutual Holding Company (UNIFI).

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
John Thompson, CFA, CFP	Assistant Vice President, Summit Investment Partners, Inc.	Since 2006	Managing Director, Equities and Surplus Investment Strategies of Summit Investment Advisors, Inc. ("SIA") Mr. Thompson has been an employee of SIA since 1995.	Portfolio Manager

The Fund has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Fund's Subadvisor (that is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The Fund pays an annual advisory fee of 0.75% of its average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include any administrative service fees.

A discussion regarding the basis for the approval by the Fund's Board of Directors of the investment advisory agreement and subadvisory agreement with respect to the Fund is available in the most recent Semi-Annual Report of the Fund covering the fiscal period that ends on March 31 each year.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

                First, decide which fund or funds best suits your needs and your goals.

                Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts. Minimum investments are lower for the retirement plans.

                Then, decide which class of shares is best for you. You should make this decision carefully, based on:

  the amount you wish to invest;
  the length of time you plan to keep the investment;
  the Class expenses; and
  whether you qualify for any reduction or waiver of sales charges.

Each investor's financial considerations are different. You should consult with your financial intermediary to discuss which class of shares is best for you.

Choosing a Share Class

Summit Large Cap Growth offers two different Classes (Class A and I).

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%.

* This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

** Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder's fee has been paid by Calvert Distributors, Inc. are subject to a one-year contingent deferred sales charge of 0.80%. See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisors.

Class I

Complete and sign an application for each new account. Be sure to specify Class I. All purchases must be made by bankwire, National Securities Clearing Corporation (NSCC) or ACH funds transfer, in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders (for example, where the Class I investor has agreed to make additional Class I investments within a reasonable amount of time; for discretionary wrap programs; for omnibus accounts purchasing for a fund of funds; and for certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.)

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

_____________________________

* A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. In this regard, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in shares (computed to the nearest full share) of the Fund by the Transfer Agent. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, Calvert Distributors, Inc. ("CDI") will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

  current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of "family group" under "Reduced Sales Charges");
  directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and family members of the subadvisor, or broker/dealer;
  purchases made through a registered investment advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution, and purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a)
  investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value ("NAV")

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

Subject to the Fund's market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. The Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also allows the Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see "Service Fees and Arrangements with Broker/Dealers" below for more service fee and other information regarding arrangements with broker/dealers.

The maximum payable under the distribution plan and amount actually paid for Class A shares for the most recent fiscal year is 0.25% of the Fund's average daily net assets. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund's Board of Directors.

Service Fees and Arrangements with Broker/Dealers

CDI, the Fund's distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A) when you purchase shares of non-money market funds. CDI also pays broker/dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CDI to broker/dealers, which differ depending on the Class.

The maximum commission and service fees for Class A shares are 4.00% and 0.25% of the Fund's average daily net assets, respectively. Class A service fee begins to accrue in the first month after purchase.

During special sales promotions, CDI may reallow to broker/dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI may recoup the difference in the finder's fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our client services department at 800-368-2748.

Minimum To Open an Account
$2,000

Minimum additional investments
$250; the Fund may charge a $2 service fee on purchases of less than $250.

The Fund may waive investment minimums and any applicable service fees for initial and subsequent purchases for investors who purchase shares through (1) certain omnibus accounts and (2) certain wrap-fee programs that offer asset allocation services and charge an asset-based fee. In addition, the Fund may waive investment minimums and any applicable service fees in other circumstances at its discretion.

Please make your check payable to the Fund and mail it to:
New Accounts (include application): Calvert P.O. Box 219544 Kansas City, MO 64121-9544	Subsequent investments (include investment slip): Calvert P.O. Box 219739 Kansas City, MO 64121-9739

By Registered, Certified, or Overnight Mail	Calvert c/o BFDS 330 West 9th Street Kansas City, MO 64105-1807

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on the Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Fund is open for business each day the NYSE is open.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Directors and pursuant to the Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order" below.

OTHER CALVERT FEATURES / POLICIES

Website

For 24-hour performance and account information, visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature, which may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Electronic Funds Transfer

You may purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Electronic funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Fund is designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Fund discourages frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Fund does not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may include the imposition of redemption fees, as described under "How to Sell Shares - Redemption Fee." The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of the Fund through a service provider, such as a broker-dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors of the Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of the Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of the Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

The Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000 for Class A and $1,000,000 for Class I. If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund pays dividends from its net investment income annually. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with electronic funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund/Class and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

*     For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

The Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

In its effort to detect and prevent market timing, the Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy." In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees/Directors.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described under "Other Calvert Features/Policies - Market Timing Policy," implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation. For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Fund's fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by Deloitte & Touche LLP. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Financial Highlights
	Periods Ended
	September 30,	September 30,
	2008	2007
Net asset value, beginning	$54.51	$50.00
Income from investment operations
Net investment income	(.05)	(.05)
Net realized and unrealized gain (loss)	(9.68)	4.56
Total investment operations	(9.73)	4.51
Total increase (decrease) in net asset value	(9.73)	4.51
Net asset value, ending	$44.78	$54.51

Total return*	17.85%	9.02%
Ratios to average net assets:A
Net investment income	(.09%)	(.03%)
Total expenses	9.65%	16.22%
Expenses before offsets	1.35%	1.35%
Net expenses	1.35%	1.35%
Portfolio turnover	42%	46%
Net assets, ending (in thousands)	$25	$31

	Periods Ended
	September 30,	September 30,
	2008	2007^^
Net asset value, beginning	$54.60	$50.73
Income from investment operations
Net investment income	.08	.04
Net realized and unrealized gain (loss)	(9.68)	3.83
Total investment operations	(9.60)	3.87
Distributions from
Net investment income	(.04)	--
Total distributions	(.04)	--
Total increase (decrease) in the net asset value	(9.64)	3.87
Net asset value, ending	$44.96	$54.60

Total return*	17.59%	7.63%
Ratios to average net assets:A
Net investment income	.16%	.20%
Total expenses	9.40%	14.12%
Expenses before offsets	1.10%	1.10%
Net expenses	1.10%	1.10%
Portfolio turnover	42%	46%
Net assets, ending (in thousands)	$903	$1,050

^ From inception December 28, 2006.

^^ From inception February 1, 2007

To Open an Account:
800-317-2274

Performance and Prices:
www.calvert.com/institutional
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-317-2274
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o Institutional Marketing Group
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Principal Underwriter:
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund, including a description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

The Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which are filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. The filings are publicly available at the SEC.

You can get free copies of reports and the SAI, request other information, and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert Group, Ltd.
4550 Montgomery Ave
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-317-2274

The Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge, on Calvert's website at the following Internet address:

www.calvert.com

You can review information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C.

Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File: 811-04000 Summit Mutual Funds, Inc. (Summit Large Cap Growth Fund)

Printed on recycled paper using soy inks


Prospectus

Class A, Class B, Class C and Class Y

Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert Short-Term Government Fund
Calvert High Yield Bond Fund

January 31, 2009

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert
Investments that make a difference

A UNIFI Company

Prospectus

January 31, 2009
About the Funds
Investment Objective, Strategy, Principal Risks, Past Performance
2	Calvert Income Fund
9	Calvert Short Duration Income Fund
17	Calvert Long-Term Income Fund
24	Calvert Ultra-Short Income Fund
31	Calvert Government Fund
35	Calvert Short-Term Government Fund
40	Calvert High Yield Bond Fund
46	Fees and Expenses
58	Principal Investment Strategies and Risks

About Your Investment
65	About Calvert
66	Portfolio Management
68	Advisory Fees
69	How to Buy Shares/Getting Started
70	Choosing a Share Class
74	Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge
75	Reduced Sales Charges (Sales load breakpoints/discount)
78	Reinstatement Privilege
79	Distribution and Service Fees
80	Service Fees and Arrangements with Broker/Dealers
82	How to Open an Account
84	How Shares are Priced
85	When Your Account Will be Credited
86	How to Sell Shares
89	Other Calvert Features / Policies
(Exchanges, Market Timing Policy, Minimum Account Balance, etc.)
93	Dividends, Capital Gains and Taxes
95	Financial Highlights

CALVERT INCOME FUND

Objective

Calvert Income Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and other income-producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by the U.S. Treasury and its agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association ("FNMA")and the Federal Home Loan Mortgage Corporation ("FHLMC") and U.S. corporations. The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities a custodian bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs.

The Fund's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  FNMA and FHLMC issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities are subject to the risk of prepayment, where faster than anticipated prepayments (usually in response to lower interest rates) cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market date, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where slower than anticipated prepayments (usually in response to higher interest rates) extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  A change in interest rates may adversely affect the value of an investor's securities.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as well as expected.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For foreign debt securities, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.
  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.
  In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value ("NAV"). Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Income Fund Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Barclays Capital U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB Rated Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund.

Performance results for Class Y shares prior to February 29, 2008, the inception date for Class Y shares, reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Income Fund
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q1 '01	7.91%
Worst Quarter (of periods shown)	Q4 '08	-7.72%

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	5 years	10 years
Income Fund Class A:
Return before taxes	-15.28%	0.32%	4.52%
Return after taxes on distributions	-16.72%	-1.37%	2.04%
Return after taxes on distributions and sale of Fund shares	-13.79%	-0.61%	2.40%
Income Fund Class Y	-11.66%	1.16%	4.96%
Barclays Capital U.S. Credit Index	-3.08%	2.65%	4.85%
Lipper Corporate Debt Funds BBB Rated Average	-8.84%	1.25%	3.69%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	5 years	Since Inception (7/31/99)
Income Fund Class B	-16.20%	0.31%	3.86%
Barclays Capital U.S. Credit Index	-3.08%	2.65%	5.48%
Lipper Corporate Debt Funds BBB Rated Average	-8.84%	1.25%	4.18%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
	1 year	5 years	Since Inception (7/31/00)
Income Fund Class C	-13.45%	0.39%	3.83%
Barclays Capital U.S. Credit Index	-3.08%	2.65%	5.56%

Lipper Corporate Debt Funds BBB Rated Average	-8.84%	1.25%	4.26%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CALVERT SHORT DURATION INCOME FUND

Objective

Calvert Short Duration Income Fund seeks to maximize income to the extent consistent with preservation of capital, through investment in short-term bonds and other income-producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by the U.S. Treasury and its agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and U.S. corporations. The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities a custodian bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs.

The Fund's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  FNMA and FHLMC issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities are subject to the risk of prepayment, where faster than anticipated prepayments (usually in response to lower interest rates) cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market date, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where slower than anticipated prepayments (usually in response to higher interest rates) extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  A change in interest rates may adversely affect the value of an investor's securities.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as well as expected.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For foreign debt securities, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.
  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.
  In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value ("NAV"). Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Short Duration Income Fund Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Barclays Capital 1-5 Year U.S. Credit Index, a widely recognized unmanaged index of investment grade credits with maturities between one and five years. It also shows the Fund's returns compared to the Lipper Short Investment Grade Debt Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund.

Performance results for Class Y shares prior to February 29, 2008, the inception date for Class Y shares, reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Calvert Short Duration Income Fund
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q2 '03	3.31%
Worst Quarter (of periods shown)	Q4 '08	-1.60%

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	5 years	Since Inception (1/31/02)
Short Duration Income Fund Class A:
Return before taxes	-3.70%	2.78%	4.84%
Return after taxes on distributions	-5.33%	1.19%	3.03%
Return after taxes on distributions and sale of Fund shares	-4.09%	1.45%	3.08%
Short Duration Income Fund Class Y:	-0.75%	3.40%	5.29%
Barclays Capital 1-5 Year U.S. Credit Index	-3.08%	2.65%	4.38%
Lipper Short Investment Grade Debt Funds Average	-5.77%	0.84%	1.51%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	5 years	Since Inception (10/1/02)
Short Duration Income Fund Class C	-2.67%	2.51%	3.48%
Barclays Capital 1-5 Year Credit Index	-3.08%	2.65%	4.08%
Lipper Short Investment Grade Debt Funds Average	-5.77%	0.84%	*

*For comparison purposes to Lipper, performance for Class C as of 10/31/02 is 3.51%; and the performance for the Lipper Short Investment Grade Debt Funds Average is 1.17%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CALVERT LONG-TERM INCOME FUND

Objective

Calvert Long-Term Income Fund seeks to maximize income to the extent consistent with preservation of capital, through investments in longer-dated securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including, Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by the U.S. Treasury and its agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and U.S. corporations. The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities a custodian bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs.

The Fund's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund will have a 10-year dollar weighted average portfolio maturity.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  FNMA and FHLMC issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities are subject to the risk of prepayment, where faster than anticipated prepayments (usually in response to lower interest rates) cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market date, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where slower than anticipated prepayments (usually in response to higher interest rates) extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  A change in interest rates may adversely affect the value of an investor's securities. Longer-term securities are subject to greater interest rate risk.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as well as expected.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For foreign debt securities, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.
  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.
  In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value ("NAV"). Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Long-Term Income Fund Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Barclays Capital Long U.S. Credit Index, a widely recognized unmanaged index of investment-grade credits with maturities of at least 10 years. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB Rated Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Long-Term Income Fund
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q3 '06	4.65%
Worst Quarter (of periods shown)	Q3 '05	-1.18%

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	Since Inception (12/31/04)
Long-Term Income Fund Class A:
Return before taxes	1.67%	5.34%
Return after taxes on distributions	-0.68%	3.39%
Return after taxes on distributions and sale of Fund shares	0.13%	3.43%
Barclays Capital Long U.S. Credit Index	-3.92%	1.67%
Lipper Corporate Debt Funds BBB Rated Average	-8.84%	0.25%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CALVERT ULTRA-SHORT INCOME FUND

Objective

Calvert Ultra-Short Income Fund seeks to maximize income to the extent consistent with preservation of capital, through investment in short-term bonds and other income-producing securities.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in floating-rate securities and fixed-rate securities with durations of less than or equal to one year that are issued by the U.S. Treasury and its agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and U.S. corporations. Floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities a custodian bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs.

The Fund's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The reset periods for interest payments may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund's average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  FNMA and FHLMC issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities are subject to the risk of prepayment, where faster than anticipated prepayments (usually in response to lower interest rates) cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market date, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where slower than anticipated prepayments (usually in response to higher interest rates) extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  A change in interest rates may adversely affect the value of an investor's securities.
  Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amount of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.
  There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as well as expected.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds, as well as for collateralized loan obligations and collateralized debt obligations, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For foreign debt securities, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund can lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.
  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.
  In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value ("NAV"). Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Ultra-Short Income Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Class A shares for the past calendar year. The table compares the Fund's performance over time to that of the Barclays Capital Short Treasury Index 9-12 Months, a widely recognized unmanaged index of U.S. Treasury securities with maturities of nine to 12 months. It also shows the Fund's returns compared to the Lipper Ultra-Short Obligation Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Ultra-Short Income Fund
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q2 '08	1.77%
Worst Quarter (of periods shown)	Q4 '08	0.32%

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	Since Inception (10/31/06)
Ultra-Short Income Fund Class A:
Return before taxes	1.69%	3.54%
Return after taxes on distributions	0.42%	1.97%
Return after taxes on distributions and sale of Fund shares	0.70%	2.10%
Barclays Capital Short Treasury Index 9-12 Months	4.67%	5.20%
Lipper Ultra-Short Obligation Funds Average	-5.96%	-1.61%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CALVERT GOVERNMENT FUND

Objective

Calvert Government Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. government-related guarantors, including the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government Securities include mortgage and other asset-backed securities. There is no limit on the amount of unrated securities that may be purchased.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund's assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund's average maturity.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies and government-related organizations. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and asset-backed securities ("ABS") issued by U.S. governmental agencies and government-related organizations. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of securities. Gains or losses on a single security may have greater impact on the Fund.
  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. The credit risk to the Fund should be low.
  FNMA and the FHLMC issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities are subject to the risk of prepayment, where faster than anticipated prepayments (usually in response to lower interest rates) cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market date, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where slower than anticipated prepayments (usually in response to higher interest rates) extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  A change in interest rates may adversely affect the value of an investor's securities. Longer-term securities are subject to greater interest rate risk.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as well as expected.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.
  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Government Fund Performance

There are no performance tables because the Fund has had less than one calendar year of operations.

CALVERT SHORT-TERM GOVERNMENT FUND

Objective

Calvert Short-Term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities, or derivative instruments related to such investments.

Principal Investment Strategies

Under normal market conditions, the Fund will invest 100% of its assets in fixed income instruments issued by the U.S. government and its agencies or instrumentalities, or derivative instruments related to such investments. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighed average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  FNMA and the FHLMC issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities are subject to the risk of prepayment, where faster than anticipated prepayments (usually in response to lower interest rates) cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market date, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where slower than anticipated prepayments (usually in response to higher interest rates) extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  A change in interest rates may adversely affect the value of an investor's securities.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as well as expected.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.
  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Short-Term Government Fund Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Barclays Capital 1-5 Year U.S. Treasury Index, a widely recognized unmanaged index that measures the performance of short-term U.S. Treasury securities maturing within one year to five years. It also shows the Fund's returns compared to the Lipper Short U.S. Government Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. In December 2008, the Fund changed its broad-based benchmark to the Barclays Capital 1-5 Year U.S. Treasury Index from the Citigroup 1-5 Year Treasury Index, a similar broad-based securities index. The Fund's Board adopted this new benchmark in connection with a change in investment advisor to be consistent with the other investment grade fixed-income funds managed by the investment advisor.

Performance results for Class A Shares prior to February 1, 2007, the inception date for Class A Shares, reflect the performance of Class I Shares, adjusted for the 12b-1 distribution fees applicable to Class A. (Class I is not offered in this prospectus, but Class A would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Calvert Short-Term Government Fund
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q3 '01	3.53%
Worst Quarter (of periods shown)	Q2 '04	-1.33%

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	5 years	Since Inception (4/3/00)
Short-Term Government Fund Class A:
Return before taxes	0.93%	2.50%	3.77%
Return after taxes on distributions	-0.14%	1.39%	2.39%
Return after taxes on distributions and sale of Fund shares	0.17%	1.47%	2.39%
Barclays Capital 1-5 Year U.S. Treasury Index	8.83%	4.63%	5.54%
Citigroup 1-5 Year Treasury Index	8.75%	4.61%	5.53%
Lipper Short U.S. Government Funds Average	3.04%	2.89%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 4/30/00 is: Return before taxes 3.78%; Return after taxes on distributions 2.39%; Return after taxes on distributions and sale of Fund shares 2.39%; and the performance for Lipper Short U.S. Government Funds Average is 4.07%.

CALVERT HIGH YIELD BOND FUND

Objective

Calvert High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

Principal Investment Strategies

The Fund invests primarily in high yield, high risk ("junk") bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds.

The Adviser will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Adviser's securities selection are credit fundamentals and technical trading factors. The Adviser researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Adviser seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Adviser makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Adviser identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

When a corporation issues a bond, it generally submits the security to one or more rating organizations, such as Moody's or Standard & Poor's. These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Adviser determines the comparable rating quality of bonds that are not rated.

High yield, high-risk bonds present both an opportunity and a danger. These junk bonds generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

In response to unfavorable conditions in the high yield bond market, the Fund may make temporary investments, without limitation, such as shifting its investments to money market securities, cash or higher rated bonds, which could cause the Fund not to meet its principal investment objective and policies.

The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return, which may translate into higher than average portfolio turnover. If the Fund buys and sells securities frequently, there will be increased transaction costs and may be additional taxable gains to shareholders.

The Fund may have other investments that are not part of its principal investment strategies. The Fund may invest in loan participations, convertible securities and preferred stocks. Other types of investments the Fund may use include, without limitation, mortgage-backed or asset-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, zero-coupon and pay-in-kind bonds, equity securities, warrants, private placements, and foreign securities.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. High yield bonds are below investment grade instruments because of the significant risk of issuer default. The credit risk of the Fund's investments is very high.
  Risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations. There are fewer investors willing to buy high yield bonds than there are for higher quality, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them. There is a risk that a prolonged economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.
  FNMA and the FHLMC issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities are subject to the risk of prepayment, where faster than anticipated prepayments (usually in response to lower interest rates) cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market date, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where slower than anticipated prepayments (usually in response to higher interest rates) extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  A change in interest rates may adversely affect the value of an investor's securities.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as well as expected.
  For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For foreign debt securities, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert High Yield Bond Fund Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Merrill Lynch High Yield Master II Index, a widely recognized unmanaged index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. It also shows the Fund's returns compared to the Lipper High Current Yield Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. Performance results for Class A Shares prior to February 1, 2007, the inception date for Class A Shares, reflect the performance of Class I Shares, adjusted for thte 12b-1 distribution fees applicable to Class A. (Class I is not offered in this prospectus, but Class A would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Calvert High Yield Bond Fund
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q2 '03	8.47%
Worst Quarter (of periods shown)	Q4 '08	-14.17%

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	5 years	Since Inception (7/9/01)
High Yield Bond Fund Class A:
Return before taxes	-25.04%	-0.19%	1.20%
Return after taxes on distributions	-26.80%	-2.47%	-1.43%
Return after taxes on distributions and sale of Fund shares	-22.28%	-1.37%	-0.47%
Merrill Lynch High Yield Master II Index	-26.39%	-0.86%	2.60%
Lipper High Current Yield Funds Average	-25.86%	-1.50%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 7/31/01 is: Return before taxes 1.21%; Return after taxes on distributions -1.44%; Return after taxes on distributions and sale of Fund shares -0.48%; and the performance for Lipper High Current Yield Funds Average is 1.73%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.
	Class A	Class B	Class C
Calvert Income Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	3.75%	None	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None6	4.00%7	1.00%8
redemption proceeds, whichever is lower)

Redemption fee1	2.00%	2.00%	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses
(deducted from Fund assets)

Management fees2	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees3	0.25%	1.00%	1.00%
Other expenses4	0.26%	0.35%	0.20%
Total annual fund operating expenses	1.16%	2.00%	1.85%

	Class Y
Calvert Income Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None
redemption proceeds, whichever is lower)

Redemption fee1	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses
(deducted from Fund assets)

Management fees2	0.65%
Distribution and service (12b-1) fees	None
Other expenses4	1.69%
Total annual fund operating expenses	2.34%
Less fee waiver and/or
expense reimbursement5	(1.39%)
Net expenses	0.95%

	Class A	Class C	Class Y
Calvert Short Duration Income Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	2.75%	None	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None6	1.00%8	None
redemption proceeds, whichever is lower)

Redemption fee1	2.00%	2.00%	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses
(deducted from Fund assets)

Management fees2	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees3	0.25%	1.00%	None
Other expenses4	0.28%	0.24%	0.49%
Total annual fund operating expenses	1.17%	1.88%	1.13%
Less fee waiver and/or
expense reimbursement5	(0.09%)	--	(0.18%)
Net expenses	1.08%	--	0.95%

	Class A
Calvert Long-Term Income Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	3.75%
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None6
redemption proceeds, whichever is lower)

Redemption fee1	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses
(deducted from Fund assets)

Management fees2	0.70%
Distribution and service (12b-1) fees3	0.25%
Other expenses4	0.71%
Total annual fund operating expenses	1.66%
Less fee waiver and/or
expense reimbursement5	(0.41%)
Net expenses	1.25%

	Class A
Calvert Ultra-Short Income Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	1.25%
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None6
redemption proceeds, whichever is lower)

Redemption fee1	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
seven days of purchase

Total annual fund operating expenses
(deducted from Fund assets)

Management fees2	0.55%
Distribution and service (12b-1) fees3	0.25%
Other expenses4	1.29%
Total annual fund operating expenses	2.09%

Less fee waiver and/or
expense reimbursement5	(1.20%)
Net expenses	0.89%

	Class A	Class C
Calvert Government Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	3.75%	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None5	1.00%8
redemption proceeds, whichever is lower)

Redemption fee1	2.00%	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses
(deducted from Fund assets)

Management fees2	0.55%	0.55%
Distribution and service (12b-1) fees3	0.25%	1.00%
Other expenses4	1.50%	1.75%
Total annual fund operating expenses	2.30%	3.30%

Less fee waiver and/or
expense reimbursement5	(1.26%)	(1.26%)
Net expenses	1.04%	2.04%

	Class A
Calvert High Yield Bond Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	3.75%
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None6
redemption proceeds, whichever is lower)

Redemption fee1	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
seven days of purchase

Total annual fund operating expenses
(deducted from Fund assets)

Management fees2	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses4	0.65%
Acquired fund fees and expenses8	0.04%
Total annual fund operating expenses9	1.69%

Less fee waiver and/or
expense reimbursement5	--
Net expenses	1.69%

	Class A
Calvert Short-Term Government Fund
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	2.75%
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None6
redemption proceeds, whichever is lower)

Redemption fee1	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
seven days of purchase

Total annual fund operating expenses
(deducted from Fund assets)

Management fees2	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses4	0.38%
Total annual fund operating expenses	1.18%

Less fee waiver and/or
expense reimbursement5	(0.20%)
Net expenses	0.98%

Explanation of Fees and Expenses Table

1     The redemption fee applies to redemptions, including exchanges, within 30 days of purchase (seven days for Calvert Ultra-Short Income Fund). The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

2     Management fees include the advisory fee paid by the Fund to the Advisor (see "Advisory Fees") and an administrative fee paid by the Fund (0.27% for Calvert Income Fund; 0.30% for Calvert Short Duration Income Fund and Calvert Long-Term Income Fund; 0.25% for Calvert Ultra-Short Income Fund; 0.15% for Calvert Government Fund and 0.10% for Calvert Short-Term Government Fund and Calvert High-Yield Bond Fund) to Calvert Administrative Services Company, an affiliate of the Advisor.

3     The maximum annual amount of distribution and service fees payable under the Fund's distribution plan for Class A is 0.50%, but the Fund's Board of Trustees has authorized only 0.25% for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Board of Trustees.

4     "Other expenses" are based on expenses for the Fund's most recent fiscal year unless otherwise noted. For Calvert Government Fund, Calvert High Yield Bond Fund and Calvert Short-Term Government Fund, "Other expenses" are based on projected expenses for each Fund's current fiscal year. "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

5     Calvert has agreed contractually to limit net annual fund operating expenses through January 31, 2010. This expense limit does not limit the acquired fund fees and expenses incurred by a shareholder. Direct net operating expenses will not exceed the following: for Calvert Income Fund, 0.95% for Class Y; for Calvert Short Duration Income Fund, 1.08% for Class A and 0.95% for Class Y; for Calvert Long-Term Income Fund, 1.25% for Class A; for Calvert Ultra-Short Income Fund, 0.89% for Class A; and for Calvert Government Fund, 1.04% for Class A and 2.04% for Class C. Calvert has also agreed contractually to limit net annual fund operating expenses through December 12, 2010, as follows: for Calvert High Yield Bond Fund, 1.69% for Class A; for Calvert Short-Term Government Fund, 0.98% for Class A; and for Calvert Income Fund, 1.09% for Class Y (for the period beginning February 1, 2010, through December 12, 2010). Only the Board of Trustees/Directors of the applicable Fund (except for Calvert Income Fund) may terminate the Fund's expense cap for the contractual period. The Example on the following page reflects this expense limit, but only through January 31, 2010. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. No Fund expects to incur a material amount of interest expense in the fiscal year. If a Fund were to incur expenses from selling futures short or employing leverage, the costs would be reflected in the net expense ratio. Each Fund, however, does not expect to incur a material amount of expense for these activities. Each Fund has an expense offset arrangement with its custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement."

The amount of this credit received by the Funds, if any, during the most recent fiscal year is reflected in the "Financial Highlights" section, as the difference between the line items "Expenses Before Offsets" and "Net Expenses". The amount the Advisor benefited from the credit was 0.03% for Calvert Long-Term Income Fund and Calvert Ultra-Short Income Fund for the most recent fiscal year. See Statement of Additional Information, "Investment Advisor." For Calvert Government Fund, it is not anticipated that a material amount of credits will be earned in the fiscal year.

6     Purchases of Class A shares for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Government Fund and Calvert High Yield Bond Fund for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% (0.50% for Calvert Short Duration Income and Calvert Short-Term Government Fund) contingent deferred sales charge on shares redeemed within one year of purchase. Purchases of Class A shares of Calvert Ultra-Short Income Fund for accounts with $250,000 or more are not subject to front-end sales charges, but may be subject to a 1.00% contingent deferred sales charge on shares redeemed within twelve months of purchase. (See "How to Buy Shares--Class A".)

7     A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year the shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."

8     Expenses of Acquired Funds (certain other pooled investment vehicles) are based on amounts derived from information provided by the Acquired Funds.

9     Total Annual Fund Operating Expenses shown in the "Fees and Expenses" table do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio (of 1.65% for Calvert High Yield Bond) reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the Fund for the time periods indicated;
  You reinvest all dividends and distributions;
  Your investment has a 5% return each year;
  The Fund's operating expenses remain the same; and
  Any expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Calvert Income Fund
	1 Year	3 Years	5 Years	10 Years
Class A	$489	$730	$989	$1,731
Class B (with redemption)	$603	$820	$1,078	$1,925
Class B (no redemption)	$203	$627	$1,078	$1,925
Class C (with redemption)	$288	$582	$1,001	$2,169
Class C (no redemption)	$188	$582	$1,001	$2,169
Class R	$150	$530	$936	$2,069
Class Y	$97	$597	$1,124	$2,569

Calvert Short Duration Income Fund
	1 Year	3 Years	5 Years	10 Years
Class A	$382	$628	$893	$1,649
Class C (with redemption)	$291	$591	$1,016	$2,201
Class C (no redemption)	$191	$591	$1,016	$2,201
Class Y	$97	$341	$605	$1,359

Calvert Long-Term Income Fund
	1 Year	3 Years	5 years	10 years
Class A	$498	$840	$1,206	$2,234

Calvert Ultra-Short Income Fund
	1 Year	3 Years	5 years	10 years
Class A	$215	$657	$1,125	$2,421

Calvert Government Fund
	1 Year	3 Years
Class A	$477	$950
Class C (with redemption)	$307	$898
Class C (no redemption)	$207	$898

Calvert Short-Term Government Fund
	1 Year	3 Years	5 years	10 years
Class A	$372	$620	$887	$1,650

Calvert High Yield Bond Fund
	1 Year	3 Years	5 years	10 years
Class A	$540	$888	$1,258	$2,298

Investment Strategies and Risks

A concise description of each Fund's principal investment strategies and principal risks is under the earlier summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain other non-principal investment strategies and techniques of the Fund, along with their risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed in the Statement of Additional Information ("SAI").

For each of the investment strategies listed, the following table shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J           Fund currently uses as a principal investment strategy

q          Permitted, but not a principal investment strategy

8          Not permitted

Xn       Allowed up to x% of Fund's net assets

xT       Allowed up to x% of Fund's total assets

Investment Strategies	Calvert Income Fund	Calvert Short Duration Income Fund	Calvert Long-Term Income Fund	Calvert Ultra-Short Income Fund	Calvert Government Fund	Calvert Short-Term Government Fund	Calvert High Yield Bond Fund

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market, and Transaction.

	J	J	J	J	J	J	J

Investment Strategies (cont'd)

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q	q	q	q	q

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration. Risks: Correlation and Opportunity.

	J	J	J	J	J	J	J

Conventional Securities
Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information, and Political.	20N1	8	q	25N	25N	25N	25N

Conventional Securities (cont'd)
Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market, and Credit.	q	J	J	J	J	J	J

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

	J	NA	q	35N	35N	35N	35N

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

	J	J	J	J	J	J	J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market, and Transaction.	15n	10n	15n	15n	15n	15n	15n

Unleveraged Derivative Securities
Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate, and Liquidity.	10n	8	J	J	J	J	J

Unleveraged Derivative Securities (cont'd)

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity, and Interest Rate.

	10N	q2	J	J	J	J	J

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	q	8	q	q	q	q	q

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5T3, 4	5T3, 4	q	q	q	q	q

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	5T4, 5	20T4	q	5N5	5N5	5N5	5N5

1      Calvert High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

2      Calvert Short-Term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program.

3      The Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade. The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.

The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

4      The Fund will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may invest up to 20% of its assets in such futures and/or options contracts.

5      Based on initial margin required to establish position.

Glossary of Certain Investment Risks

Correlation risk

The risk that when a fund "hedges," two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) may extend the life of a mortgage-backed security beyond the expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk

The risk that information about a security or issuer might not be available,

complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term (duration and/or maturity) securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature earlier than expected, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2008, Calvert was the investment advisor for 58 mutual fund portfolios and had approximately $13 billion in assets under management.

Portfolio Management

Calvert uses a team approach to its management of each Fund. Information is provided below identifying each portfolio manager who is employed by or associated with Calvert and who is primarily responsible for the day-to-day management of each Fund (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in each Fund.

Calvert Income
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Michael Abramo	Portfolio Manager	Since 1999	Mr. Abramo has been a member of the Taxable Fixed Income Team since 1999. Mr. Abramo became a Portfolio Manager for this Fund in March 2008.	Co-Portfolio Manager

Calvert Short Duration Income, Calvert Long-Term Income, Calvert Ultra-Short Income, Calvert Government and Calvert Short-Term Government
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Calvert High Yield Bond
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Kevin Aug, CFA	Assistant Portfolio Manager	Since December 2008	Prior to joining Calvert, Mr. Aug worked at Summit Investment Partners, Inc. (since 2003). Mr. Aug has seven years of investment management experience after receiving his MBA in 2001.	Assistant Portfolio Manager

Samuel Cooper, CFA	Assistant Portfolio Manager	Since December 2008	Prior to joining Calvert, Mr. Cooper worked at Summit Investment Partners, Inc. (since 2003).	Assistant Portfolio Manager

Advisory Fees

The following table shows the aggregate annual advisory fee paid by the Funds for the most recent fiscal year, as a percentage of that Fund's average daily net assets. The advisory fee does not include any administrative fees.
Fund	Advisory Fee
Calvert Income Fund	0.383%
Calvert Short Duration Income Fund	0.35%
Calvert Long-Term Income Fund	0.40%
Calvert Ultra-Short Income Fund	0.30%
Calvert Government Fund	0.40%1
Calvert Short-Term Government Fund	0.45%
Calvert High Yield Bond Fund	0.65%

1 Calvert Government Fund has not operated for a full fiscal year. The contractual Advisory Fee is shown in the table above.

A discussion regarding the basis for the approval by the Funds' Board of Trustees/Directors of the investment advisory agreement with respect to each Fund (except for the advisory agreements for Calvert Short-Term Government Fund and Calvert High Yield Bond Fund) is available in the most recent Semi-Annual Report of the applicable Fund covering the fiscal period that ends March 31 each year. A discussion regarding the basis for the approval by the applicable Board of Directors of the investment advisory agreement with respect to each of Calvert Short-Term Government Fund and Calvert High Yield Bond Fund will be available in the respective Semi-Annual Report of these Funds for the period ended March 31, 2009.

HOW TO BUY SHARES

Getting Started--Before You Open an Account

                First, decide which fund or funds best suits your needs and your goals.

                Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts. Minimum investments are lower for the retirement plans.

                Then, decide which Class of shares is best for you. You should make the decision carefully, based on:

  the amount you wish to invest;
  the length of time you plan to keep the investment;
  the Class expenses; and
  whether you qualify for any reduction or waiver of sales charges.

Each investor's financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

Calvert Income Fund offers six different Classes (Class A, B, C, I, R and Y). Calvert Short Duration Income Fund offers four different Classes (Class A, C, I and Y). Calvert Long-Term Income Fund and Calvert Ultra-Short Income Fund each offer Class A. Calvert Government Fund, Calvert Short-Term Government Fund and Calvert High Yield Bond Fund each offer Class A and C. This prospectus offers Class A, B, C and Y for Calvert Income Fund; Class A, C and Y for Calvert Short Duration Income Fund; Class A and C for Calvert Government Fund; and Class A for each of Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert Short-Term Government Fund and Calvert High Yield Bond Fund. Class I ($1 million minimum) for Calvert Income Fund and Calvert Short Duration Income Fund and Class R for Calvert Income Fund are each offered in a separate prospectus. The chart shows the difference in the Classes and the general types of investors who may be interested in each class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations. Calvert Distributors, Inc. ("CDI") is the Funds' distributor.
Class A Shares

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge) or who plan to hold the shares for a substantial period of time.

Initial Sales Charge

Sales charge on each purchase of 3.75% or less for Calvert Income, Calvert Long-Term Income, Calvert Government and Calvert High Yield Bond; 2.75% or less for Calvert Short Duration Income and Calvert Short-Term Government; and 1.25% or less for Calvert Ultra-Short Income; depending on the amount you invest.

Contingent Deferred Sales Charge	None (except that a 0.80% contingent deferred sales charge may apply to certain redemptions for amounts with $1 million or more for which no sales charge was paid).

Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.50%.

Other	Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.

Class B Shares

Investor Type	For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the contingent deferred sales charge no longer applies.

Initial Sales Charge	None

Contingent Deferred Sales Charge	If you sell your shares within 4 years, you will pay a deferred sales charge of 4% or less on shares you sell.

Distribution and/or Service Fees	Class B shares have an annual 12b-1 fee of 1.00%.

Other	The expenses of this Class are higher than Class A, because of the higher 12b-1 fee. Your shares will automatically convert to Class A shares after 6 years, reducing your future annual expenses.

Class C Shares

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.

Initial Sales Charge	None

Contingent Deferred Sales Charge	If you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Distribution and/or Service Fees	Class C shares have an annual 12b-1 fee of 1.00%.

Other	The expenses of this Class are higher than Class A, because of the higher 12b-1 fee. There is no conversion to Class A.

Class Y Shares

Investor Type

Generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI, the Funds' distributor, to offer Class Y shares to their clients.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.

Other	Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.

Once the total balance of your existing Class B holdings of Calvert Funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B; at that time you will qualify for Class A sales load breakpoints/discount.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distribution are not subject to an initial sales charge.

This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,0008 but less than $100,000 in Calvert Income Fund, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000, then the sales charge is reduced to 3.00%.
Your investment in	Sales Charge %	% of Amt.
	of offering price	Invested
Calvert Income Fund,
Calvert Long-Term
Income Fund, Calvert
Government Fund and
Calvert High Yield Bond
Fund
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None*	None*

Calvert Short Duration Income Fund
and Calvert Short-Term Government
Fund
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

Calvert Ultra-Short Income Fund

Less than $50,000	1.25%	1.27%
$50,000 but less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75%	0.76%
$250,000 and over	None***	None***

8 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

* Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid by CDI are subject to a one-year contingent deferred sales charge of 0.80%. (See the "Calculation of Contingent Deferred Sales Charge").

* *Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid by CDI are subject to a one-year contingent deferred sales charge of 0.50%. (See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge").

* **Purchases of Class A shares at NAV for accounts with $250,000 or more on which a finder's fee has been paid by CDI are subject to a 12-month contingent deferred sales charge of 1.00%. (See "Calculation of Contingent Deferred Sales Charge").

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers.

Class B (Calvert Income Fund only)

If you choose Class B, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first 4 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 4 years after purchase. Keep in mind that the longer you hold the shares the less you will have to pay in deferred sales charges. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC.
Time Since Purchase	CDSC
1st year	4%
2nd year	3%
3rd year	2%
4th year	1%
After 4 years	None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 701/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code of 1986, as amended.
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees.
  A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdraw plan requires a minimum account balance of $50,000 to be established.
  If the selling broker/dealer has an agreement with CDI, the Funds' distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers" below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class B shares may not always present the most cost efficient option to shareholders in comparison with Class A shares. Consider the classes of shares carefully to determine which Class is most suitable for you.

Class C (Calvert Income Fund, Calvert Short Duration Income Fund and Calvert Government Fund only)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers" below.) Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class Y (Calvert Income Fund and Calvert Short Duration Income Fund Only)

Class Y Shares are sold without any initial or contingent deferred sales charge.

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI to offer Class Y shares to their clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or Fund at the time of purchase in order to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

______________________________

* A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. In this regard, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in shares (computed to the nearest full share) of the Fund by the Transfer Agent. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CDI will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"). There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the Savings Plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

  current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of "family group" under "Reduced Sales Charges");
  directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and family members of the subadvisor or broker/dealer;
  purchases made through a registered investment advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution, and purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

There is no sales charge on shares of Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund or Calvert Ultra-Short Income Fund purchased by the District of Columbia.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases Made at NAV

If you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no sales charge.

Reinstatement Privilege

Subject to the Fund's market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. Within 90 days after redemption of Class B shares, you may reinvest in Class A of the Fund at NAV, if a CDSC was paid. In order to take advantage of this privilege, you must notify your Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see "Service Fees and Arrangements with Broker/Dealers" below for more service fee and other information regarding arrangements with broker/dealers.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by the Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund's Board of Trustees/Directors. The fees are based on average daily net assets of the particular class.

Maximum Payable Under Plan / Amount Actually Paid

Calvert Income Fund
Class A: 0.50% / 0.25%            Class B: 1.00% / 1.00%*            Class C: 1.00% / 1.00%*

Calvert Short Duration Income Fund and Calvert Government Fund
Class A: 0.50% / 0.25%            Class C: 1.00% / 1.00%*

Calvert Long-Term Income Fund
Class A: 0.50% / 0.25%

Calvert Ultra-Short Income Fund
Class A: 0.50% / 0.25%

Calvert Short-Term Government Fund
Class A: 0.25% / 0.25%

Calvert High Yield Bond Fund
Class A: 0.25% / 0.25%

* For Classes B and C, 0.75% of that Fund's average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CDI, each Fund's distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class B and C) when you purchase shares of the Funds (except with respect to Class Y). CDI also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the maximum commission and service fees paid by CDI to broker/dealers, which differ depending on the Class.

Maximum Commission/Service Fees

Calvert Income Fund, Calvert Government Fund and Calvert High Yield Bond Fund
Class A*	Class B**	Class C***
3.00% / 0.25%	3.00% / 0.25%	1.00%/1.00%

Calvert Short Duration Income Fund and Calvert Short-Term Government Fund
Class A*	Class C***
2.25% / 0.25%	1.00%/1.00%

Calvert Long-Term Income Fund

Class A*

3.00% / 0.25%

Calvert Ultra-Short Income Fund

Class A*

1.00% / 0.25%

*Class A service fee begins to accrue in the first month after purchase.

**Class B service fee begins to accrue in the 13th month after purchase.

***Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

If the selling broker/dealer has an agreement with CDI to sell Class B or C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers/dealer's employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more ($250,000 or more for Calvert Ultra-Short Income Fund).

The CDSC on Class B and Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. In this case, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after sale. Ask your broker/dealer if this

Class B or Class C CDSC waiver applies to you (generally, applicable only to

401(k) and 403(b) platforms).

Calvert Income Fund, Calvert Long-Term Income Fund, Calvert Government Fund and Calvert High Yield Bond Fund

Where paid, the finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million and 0.12% over $100 million.

Calvert Short Duration Income Fund and Calvert Short-Term Government Fund

Where paid, the finder's fee is 0.50% of the NAV purchase amount on the first $2 million, 0.40% over $2 million up to $3 million, 0.25% over $3 million up to $50 million, 0.125% over $50 million up to $100 million and 0.075% over $100 million.

Calvert Ultra-Short Income Fund

Where paid, the finder's fee is 0.15% of the NAV purchase amount.

If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI may recoup the difference in the finder's fee from the broker/dealers. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80% (0.50% for Calvert Short Duration Income Fund and 1.00% for Calvert Ultra-Short Income Fund). All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account -- Class A, B and C Shares

Complete and sign an application for each new account. Please specify which class you wish to purchase. For more information, contact your financial professional or our client services department at 800-368-2748.
Minimum To Open an Account	Minimum Additional Investments
$2,000	$250

A Fund may waive investment minimums and any applicable service fees for initial and subsequent purchases for investors who purchase shares through (1) certain omnibus accounts and (2) certain wrap-fee programs that offer asset allocation services and charge an asset-based fee. In addition, a Fund may waive investment minimums and any applicable service fees in other circumstances at its discretion.

Please make your check payable to the Fund and mail it to:
New Accounts: (include application) Calvert PO Box 219544 Kansas City, MO 64121-9544	Subsequent Investments: (include investment slip) Calvert PO Box 219739 Kansas City, MO 64121-9739

By Registered, Certified, or Overnight Mail:	Calvert c/o BFDS 330 West 9th Street Kansas City, MO 64105-1807

How to Open an Account -- Class Y Shares

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CDI, the Funds' distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CDI.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CDI will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

All purchases must be made by bankwire, National Securities Clearing Corporation ("NSCC"), in U.S. dollars. For more information and wire instructions, call Calvert at 800-368-2746.
Minimum To Open an Account	Minimum Additional Investments
$2,000	$250

A Fund may waive investment minimums and any applicable service fees at its discretion.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but federal wires cannot be received because the banks are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. Each Fund requires your name, date of birth, residential street address or principal place of business, social security number, and employer identification number or other governmental issued identification when you open an account in order to verify your identity. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If a Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

How Shares are Priced

The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

A Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments will be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with electronic funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, B and C Shares) -- call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests (Class A, B and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number, name of the Fund/Class, and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions (Class A, B and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations (Class A, B and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, B and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days (seven days for Calvert Ultra-Short Income Fund) of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy." In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which a Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation. For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES/POLICIES

Website

For 24-hour performance and account information, visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A, B and C Shares)

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature, which may be obtained from any bank, trust company and savings and loan association, credit union or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Electronic Funds Transfer (Class A, B and C Shares)

You may purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Electronic funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, B and C Shares)

You may purchase, redeem, or exchange shares, wire funds or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A, B and C shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, the Funds' Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in each Fund, which may include the imposition of redemption fees (see "How to Sell Shares - Redemption Fee"). The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees/Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from each Fund's financial statements, which for Calvert Income, Calvert Short Duration Income, Calvert Long-Term Income and Calvert Ultra-Short Income, were audited by KPMG LLP; and for Calvert Short-Term Government Fund and Calvert High-Yield Bond Fund, were audited by Deloitte & Touche LLP. The report of the independent registered public accounting firm, along with a Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Income Fund
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2008 (z)	2007 (z)	2006
Net asset value, beginning	$16.72	$16.72	$17.03
Income from investment operations
Net investment income	.79	.77	.75
Net realized and unrealized gain (loss)	(1.25)	.01	(.09)
Total from investment operations	(.46)	.78	.66
Distributions from
Net investment income	(.79)	(.78)	(.75)
Net realized gain	(.28)	--	(.22)
Total distributions	(1.07)	(.78)	(.97)
Total increase (decrease) in net asset value	(1.53)	--	(0.31)
Net asset value, ending	$15.19	$16.72	$16.72

Total return*	(3.01%)	4.74%	4.02%
Ratios to average net assets: A
Net investment income	4.86%	4.60%	4.54%
Total expenses	1.16%	1.19%	1.20%
Expenses before offsets	1.16%	1.19%	1.20%
Net expenses	1.16%	1.18%	1.20%
Portfolio turnover	982%	877%	578%
Net assets, ending (in thousands)	$4,462,549	$5,024,998	$3,860,160

	Years Ended
	September 30,	September 30,
Class A Shares	2005	2004
Net asset value, beginning	$17.37	$17.53
Income from investment operations
Net investment income	.57	.53
Net realized and unrealized gain (loss)	.09	.65
Total from investment operations	.66	1.18
Distributions from
Net investment income	(.57)	(.54)
Net realized gain	(.43)	(.80)
Total distributions	(1.00)	(1.34)
Total increase (decrease) in net asset value	(.34)	(.16)
Net asset value, ending	$17.03	$17.37

Total return*	3.95%	7.03%
Ratios to average net assets: A
Net investment income	3.36%	3.08%
Total expenses	1.20%	1.21%
Expenses before offsets	1.20%	1.21%
Net expenses	1.19%	1.20%
Portfolio turnover	742%	824%
Net assets, ending (in thousands)	$2,976,466	$2,309,621

See notes to financial highlights.

Income Fund
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2008 (z)	2007 (z)	2006
Net asset value, beginning	$16.68	$16.69	$17.01
Income from investment operations
Net investment income	.67	.64	.63
Net realized and unrealized gain (loss)	(1.28)	.01	(.10)
Total from investment operations	(.61)	.65	.53
Distributions from
Net investment income	(.67)	(.66)	(.63)
Net realized gain	(.28)	--	(.22)
Total distributions	(.95)	(.66)	(.85)
Total increase (decrease) in net asset value	(1.56)	(0.01)	(0.32)
Net asset value, ending	$15.12	$16.68	$16.69

Total return*	(3.89%)	3.94%	3.25%
Ratios to average net assets: A
Net investment income	4.07%	3.82%	3.74%
Total expenses	2.00%	1.96%	1.95%
Expenses before offsets	2.00%	1.96%	1.95%
Net expenses	2.00%	1.95%	1.94%
Portfolio turnover	982%	877%	578%
Net assets, ending (in thousands)	$94,880	$206,805	$285,301

	Years Ended
	September 30,	September 30,
Class B Shares	2005	2004
Net asset value, beginning	$17.35	$17.52
Income from investment operations
Net investment income	.45	.41
Net realized and unrealized gain (loss)	.09	.64
Total from investment operations	.54	1.05
Distributions from
Net investment income	(.45)	(.42)
Net realized gain	(.43)	(.80)
Total distributions	(.88)	(1.22)
Total increase (decrease) in net asset value	(.34)	(.17)
Net asset value, ending	$17.01	$17.35

Total return*	3.22%	6.20%
Ratios to average net assets: A
Net investment income	2.60%	2.37%
Total expenses	1.94%	1.95%
Expenses before offsets	1.94%	1.95%
Net expenses	1.93%	1.93%
Portfolio turnover	742%	824%
Net assets, ending (in thousands)	$346,829	$373,648

See notes to financial highlights.

Income Fund
financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2008 (z)	2007 (z)	2006
Net asset value, beginning	$16.71	$16.70	$17.02
Income from investment operations
Net investment income	.68	.65	.63
Net realized and unrealized gain (loss)	(1.25)	.02	(.10)
Total from investment operations	(.57)	.67	.53
Distributions from
Net investment income	(.68)	(.66)	(.63)
Net realized gain	(.28)	--	(.22)
Total distributions	(.96)	(.66)	(.85)
Total increase (decrease) in net asset value	(1.53)	0.01	(0.32)
Net asset value, ending	$15.18	$16.71	$16.70

Total return*	(3.69%)	4.09%	3.24%
Ratios to average net assets: A
Net investment income	4.16%	3.93%	3.86%
Total expenses	1.85%	1.87%	1.90%
Expenses before offsets	1.85%	1.87%	1.90%
Net expenses	1.85%	1.86%	1.89%
Portfolio turnover	982%	877%	578%
Net assets, ending (in thousands)	$478,073	$504,417	$390,620

	Years Ended
	September 30,	September 30,
Class C Shares	2005	2004
Net asset value, beginning	$17.35	$17.52
Income from investment operations
Net investment income	.45	.41
Net realized and unrealized gain (loss)	.10	.64
Total from investment operations	.55	1.05
Distributions from
Net investment income	(.45)	(.42)
Net realized gain	(.43)	(.80)
Total distributions	(.88)	(1.22)
Total increase (decrease) in net asset value	(.33)	(.17)
Net asset value, ending	$17.02	$17.35

Total return*	3.29%	6.23%
Ratios to average net assets: A
Net investment income	2.66%	2.39%
Total expenses	1.91%	1.92%
Expenses before offsets	1.91%	1.92%
Net expenses	1.90%	1.91%
Portfolio turnover	742%	824%
Net assets, ending (in thousands)	$285,889	$231,952

See notes to financial highlights.

Income Fund
Financial Highlights
Period Ended
September 30,
Class Y Shares	2008 ## (z)
Net asset value, beginning	$16.38
Income from investment operations
Net investment income	.31
Net realized and unrealized gain	(1.02)
Total from investment operations	(.71)
Distributions from
Net investment income	(.38)
Net realized gain	--
Total distributions	(.38)
Total increase (decrease) in net asset value	(1.09)
Net asset value, ending	$15.29

Total return*	(4.41%)
Ratios to average net assets: A
Net investment income	4.48% (a)
Total expenses	2.34% (a)
Expenses before offsets	.90% (a)
Net expenses	.90% (a)
Portfolio turnover	529%
Net assets, ending (in thousands)	$10,481

See notes to financial highlights.

Short Duration Income Fund
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2008 (z)	2007 (z)	2006 (z)
Net asset value, beginning	$16.17	$16.11	$16.13
Income from investment operations
Net investment income	.71	.73	.65
Net realized and unrealized gain	(.36)	.13	.11
Total from investment operations	.35	.86	.76
Distributions from
Net investment income	(.70)	(.71)	(.64)
Net realized gain	(.12)	(.09)	(.14)
Total distributions	(.82)	(.80)	(.78)
Total increase (decrease) in net asset value	(.47)	.06	(.02)
Net asset value, ending	$15.70	$16.17	$16.11

Total return*	2.13%	5.47%	4.86%
Ratios to average net assets: A
Net investment income	4.47%	4.54%	4.12%
Total expenses	1.17%	1.22%	1.19%
Expenses before offsets	1.08%	1.09%	1.09%
Net expenses	1.08%	1.08%	1.08%
Portfolio turnover	495%	533%	524%
Net assets, ending (in thousands)	$1,284,673	$604,790	$390,947

	Years Ended
	September 30,	September 30,
Class A Shares	2005 (z)	2004
Net asset value, beginning	$16.35	$16.58
Income from investment operations
Net investment income	.43	.32
Net realized and unrealized gain	.09	.36
Total from investment operations	.52	.68
Distributions from
Net investment income	(.43)	(.32)
Net realized gain	(.31)	(.59)
Total distributions	(.74)	(.91)
Total increase (decrease) in net asset value	(.22)	(.23)
Net asset value, ending	$16.13	$16.35

Total return*	3.25%	4.23%
Ratios to average net assets: A
Net investment income	2.69%	1.98%
Total expenses	1.19%	1.21%
Expenses before offsets	1.09%	1.09%
Net expenses	1.08%	1.08%
Portfolio turnover	633%	967%
Net assets, ending (in thousands)	$211,734	$141,155

See notes to financial highlights.

Short Duration Income Fund
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2008 (z)	2007 (z)	2006 (z)
Net asset value, beginning	$16.11	$16.06	$16.08
Income from investment operations
Net investment income	.58	.59	.52
Net realized and unrealized gain	(.36)	.13	.11
Total from investment operations	.22	.72	.63
Distributions from
Net investment income	(.57)	(.58)	(.51)
Net realized gain	(.12)	(.09)	(.14)
Total distributions	(.69)	(.67)	(.65)
Total increase (decrease) in net asset value	(.47)	.05	(.02)
Net asset value, ending	$15.64	$16.11	$16.06

Total return*	1.35%	4.59%	4.05%
Ratios to average net assets: A
Net investment income	3.70%	3.72%	3.28%
Total expenses	1.88%	1.90%	1.92%
Expenses before offsets	1.88%	1.90%	1.92%
Net expenses	1.87%	1.89%	1.91%
Portfolio turnover	495%	533%	524%
Net assets, ending (in thousands)	$92,235	$49,984	$39,612

	Years Ended
	September 30,	September 30,
Class C Shares	2005 (z)	2004
Net asset value, beginning	$16.31	$16.54
Income from investment operations
Net investment income	.29	.18
Net realized and unrealized gain	.08	.36
Total from investment operations	.37	.54
Distributions from
Net investment income	(.29)	(.18)
Net realized gain	(.31)	(.59)
Total distributions	(.60)	(.77)
Total increase (decrease) in net asset value	(.23)	(.23)
Net asset value, ending	$16.08	$16.31

Total return*	2.32%	3.34%
Ratios to average net assets: A
Net investment income	1.81%	1.12%
Total expenses	1.95%	1.96%
Expenses before offsets	1.95%	1.96%
Net expenses	1.94%	1.95%
Portfolio turnover	633%	967%
Net assets, ending (in thousands)	$28,663	$23,537

See notes to financial highlights.

Short Duration Income Fund
Financial Highlights
Period Ended
September 30,
Class Y Shares	2008 (z)^
Net asset value, beginning	$16.19
Income from investment operations
Net investment income	.31
Net realized and unrealized gain	(.40)
Total from investment operations	(.09)
Distributions from:
Net investment income	(.30)
Net realized gain	--
Total distributions	(.30)
Total increase (decrease) in net asset value	(.39)
Net asset value, ending	$15.80

Total return*	(.58%)
Ratios to average net assets: A
Net investment income	4.00% (a)
Total expenses	1.13% (a)
Expenses before offsets	.93% (a)
Net expenses	.93% (a)
Portfolio turnover	215%
Net assets, ending (in thousands)	$31,224

See notes to financial highlights.

Long-Term Income Fund
Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2008	2007
Net asset value, beginning	$15.62	$15.36
Income from investment operations
Net investment income	.62	.62
Net realized and unrealized gain (loss)	.20	.27
Total from investment operations	.82	.89
Distributions from
From net investment income	(.61)	(.61)
Net realized gain	(.39)	(.02)
Total distributions	(1.00)	(.63)
Total increase (decrease) in net asset value	(.18)	.26
Net asset value, ending	$15.44	$15.62

Total return*	5.31%	5.92%
Ratios to average net assets:A
Net investment income	3.96%	4.09%
Total expenses	1.66%	2.03%
Expenses before offsets	1.28%	1.30%
Net expenses	1.25%	1.25%
Portfolio turnover	604%	767%
Net assets, ending (in thousands)	$29,532	$12,139

	Periods Ended
	September 30,	September 30,
Class A Shares	2006	2005^^
Net asset value, beginning	$15.52	$15.00
Income from investment operations
Net investment income	.58	.27
Net realized and unrealized gain (loss)	.08	.52
Total from investment operations	.66	.79
Distributions from
From net investment income	(.58)	(.27)
Net realized gain	(.24)	--
Total distributions	(.82)	(.27)
Total increase (decrease) in net asset value	(.16)	.52
Net asset value, ending	$15.36	$15.52

Total return*	4.49%	5.29%**
Ratios to average net assets:A
Net investment income	4.04%	2.41% (a)
Total expenses	3.76%	6.82% (a)
Expenses before offsets	1.55%	1.51% (a)
Net expenses	1.25%	1.25% (a)
Portfolio turnover	547%	931%
Net assets, ending (in thousands)	$4,995	$2,051

See notes to financial highlights.

Ultra-Short Floating Income
Financial Highlights
	Periods Ended
	September 30,	September 30,
Class A Shares	2008	2007^^^
Net asset value, beginning	$15.04	$15.00
Income from investment operations
Net investment income	.60	.61
Net realized and unrealized gain (loss)	.04	.03
Total from investment operations	.64	.64
Distributions from
Net investment income	(.61)	(.60)
Net realized gain	(.10)	--
Total distributions	(.71)	(.60)
Total increase (decrease) in net asset value	(.07)	.04
Net asset value, ending	$14.97	$15.04

Total return*	4.34%	4.34%
Ratios to average net assets:A
Net investment income	3.57%	4.52% (a)
Total expenses	2.09%	3.90% (a)
Expenses before offsets	.92%	1.05% (a)
Net expenses	.89%	.89% (a)
Portfolio turnover	475%	506%
Net assets, ending (in thousands)	$27,333	$3,256

See notes to financial highlights.

Short-Term Government
Financial Highlights
	Periods Ended
	September 30,	September 30,
Class A Shares	2008 (z)	2007^
Net asset value, beginning	$51.65	$50.99
Income from investment operations
Net investment income	1.74	1.37
Net realized and unrealized gain (loss)	.28	.43
Total from investment operations	2.02	1.80
Distributions from
Net investment income	(1.80)	(1.14)
Total distributions	(1.80)	(1.14)
Total increase (decrease) in net asset value	0.22	0.66
Net asset value, ending	$51.87	$51.65

Total return*	3.97%	3.57%
Ratios to average net assets:A
Net investment income	3.36%	4.73%
Total expenses	1.18%	1.25%
Expenses before offsets	.98%	.98%
Net expenses	.98%	.98%
Portfolio turnover	38%	32%
Net assets, ending (in thousands)	$301	$10

See notes to financial highlights.

High Yield Bond
Financial Highlights
	Periods Ended
	September 30,	September 30,
Class A Shares	2008 (z)	2007^
Net asset value, beginning	$28.55	$29.18
Income from investment operations
Net investment income	1.77	.96
Net realized and unrealized gain (loss)	(4.45)	(.63)
Total from investment operations	(2.68)	.33
Distributions from
Net investment income	(1.84)	(.96)
Total distributions	(1.84)	(.96)
Total increase (decrease) in net asset value	(4.52)	(0.63)
Net asset value, ending	$24.03	$28.55

Total return*	(9.91%)	1.16%
Ratios to average net assets:A
Net investment income	6.65%	6.50%
Total expenses	1.49%	1.54%
Expenses before offsets	1.49%	1.54%
Net expenses	1.49%	1.54%
Portfolio turnover	67%	97%
Net assets, ending (in thousands)	$444	$225

Notes to Financial Highlights

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Total return would have been 5.15% without the payment by affiliate. On March 30, 2005, the Advisor voluntarily contributed $2,658 to the Fund to reimburse the effect of a realized loss caused by a trading error. This transaction was deemed a "payment by affiliate."

^ From February 1, 2007, inception.

^^ From December 31, 2004 inception.

^^^ From October 31, 2006, inception.

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

Each Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert's website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File:

no. 811-03416 The Calvert Fund (Calvert Income, Calvert Short Duration Income, Calvert Long-Term Income, Calvert Ultra-Short Income and Calvert Government)

no. 811-04000 Summit Mutual Funds, Inc. (Calvert Short-Term Government and Calvert High Yield Bond)

Printed on recycled paper using soy inks


Prospectus

January 31, 2009

Class I (Institutional) Shares

- Calvert Short-Term Government Fund

- Calvert High-Yield Bond Fund

These securities have not been approved or disapproved by the Securities and

Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert
Investments that make a difference

A UNIFI Company

PROSPECTUS

January 31, 2009
About the Funds
Investment Objective, Strategy,
Principal Risks, Past
Performance
Calvert Short-Term Government	2
Calvert High-Yield Bond	6
Fees and Expenses	12
Investment Strategies and Risks	16

About Your Investment
About Calvert	21
Advisory Fees	24
How to Open an Account	24
How Shares are Priced	25
When Your Account Will be Credited	26
Other Calvert Features / Policies (Exchanges, Market Timing Policy, Minimum Account Balance, etc.)	26
Dividends, Capital Gains and Taxes	30
How to Sell Shares	31
Financial Highlights	34

CALVERT SHORT-TERM GOVERNMENT FUND

Objective

Calvert Short-Term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities, or derivative instruments related to such investments.

Principal Investment Strategies

Under normal market conditions, the Fund will invest 100% of its assets in fixed income instruments issued by the U.S. government and its agencies or instrumentalities, or derivative instruments related to such investments. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighed average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  The Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities are subject to the risk of prepayment, where faster than anticipated prepayments (usually in response to lower interest rates) cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where slower than anticipated prepayments (usually in response to higher interest rates) extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  A change in interest rates may adversely affect the value of an investor's securities.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as well as expected.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.
  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Short-Term Government Fund Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Barclays Capital 1-5 Year U.S. Treasury Index, a widely recognized unmanaged index that measures the performance of short-term U.S. Treasury securities maturing within one year to five years. It also shows the Fund's returns compared to the Lipper Short U.S. Government Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. In December 2008, the Fund changed its broad-based benchmark to the Barclays Capital 1-5 Year U.S. Treasury Index from the Citigroup 1-5 Year Treasury Index, a similar broad-based securities index. The Fund's Board adopted this new benchmark in connection with a change in investment advisor to be consistent with the other investment grade fixed-income funds managed by the investment advisor.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Short-Term Government Fund
Year-by-Year Total Return

Best Quarter (of periods shown)	Q3 '01	3.59%
Worst Quarter (of periods shown)	Q2 '04	-1.26%

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	5 years	Since Inception (4/3/00)
Short-Term Government Fund Class I:
Return before taxes	4.02%	3.31%	4.36%
Return after taxes on distributions	2.82%	2.14%	2.93%
Return after taxes on distributions and sale of Fund shares	2.72%	2.14%	2.87%
Barclays Capital 1-5 Year U.S. Treasury Index	8.83%	4.63%	5.54%
Citigroup 1-5 Year Treasury Index	8.75%	4.61%	5.53%
Lipper Short U.S. Government Funds Average	3.04%	2.89%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 4/30/00 is: Return before taxes 4.37%; Return after taxes on distributions 2.93%; Return after taxes on distributions and sale of Fund shares 2.87%; and the performance for Lipper Short U.S. Government Funds Average is 4.07%.

CALVERT HIGH YIELD BOND FUND

Objective

Calvert High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

Principal Investment Strategies

The Fund invests primarily in high yield, high risk ("junk") bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds.

The Adviser will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and, secondarily, capital appreciation. Among the factors that are important in the Adviser's securities selection are credit fundamentals and technical trading factors. The Adviser researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Adviser seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Adviser makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Adviser identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

When a corporation issues a bond, it generally submits the security to one or more rating organizations, such as Moody's or Standard & Poor's. These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Adviser determines the comparable rating quality of bonds that are not rated.

High yield, high-risk bonds present both an opportunity and a danger. These junk bonds generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

In response to unfavorable conditions in the high yield bond market, the Fund may make temporary investments, without limitation, such as shifting its investments to money market securities, cash or higher rated bonds, which could cause the Fund not to meet its principal investment objective and policies.

The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return, which may translate into higher than average portfolio turnover. If the Fund buys and sells securities frequently, there will be increased transaction costs and may be additional taxable gains to shareholders.

The Fund may have other investments that are not part of its principal investment strategies. The Fund may invest in loan participations, convertible securities and preferred stocks. Other types of investments the Fund may use include, without limitation, mortgage-backed or asset-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, zero-coupon and pay-in-kind bonds, equity securities, warrants, private placements, and foreign securities.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. High yield bonds are below investment grade instruments because of the significant risk of issuer default. The credit risk of the Fund's investments is very high.
  Risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations. There are fewer investors willing to buy high yield bonds than there are for higher quality, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them. There is a risk that a prolonged economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.
  The Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities are subject to the risk of prepayment, where faster than anticipated prepayments (usually in response to lower interest rates) cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where slower than anticipated prepayments (usually in response to higher interest rates) extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  A change in interest rates may adversely affect the value of an investor's securities.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length may not perform as well as expected.
  For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For foreign debt securities, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert High Yield Bond Fund Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Merrill Lynch High Yield Master II Index, a widely recognized unmanaged index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. It also shows the Fund's returns compared to the Lipper High Current Yield Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert High Yield Bond Fund
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	8.54%
Worst Quarter (of periods shown)	Q4 '08	-14.15%

Average Annual Total Returns (as of 12-31-08)
(with maximum sales charge deducted)

	1 year	5 years	Since Inception (7/9/01)
High Yield Bond Fund Class I:
Return before taxes	-21.89%	0.82%	1.97%
Return after taxes on distributions	-23.83%	-1.56%	-0.74%
Return after taxes on distributions and sale of Fund shares	-19.72%	-0.57%	0.13%
Merrill Lynch High Yield Master II Index	-26.39%	-0.86%	2.60%
Lipper High Current Yield Funds Average	-25.86%	-1.50%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

* For comparison purposes to Lipper, performance for the Fund as of 7/31/01 is: Return before taxes 1.98%; Return after taxes on distributions -0.75%; Return after taxes on distributions and sale of Fund shares 0.13%; and the performance for Lipper High Current Yield Funds Average is 1.73%.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are deducted from Fund assets.
Calvert Short-Term Government

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 7 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses4	0.38%
Total annual fund operating expenses	0.93%
Less fee waiver and/or expense reimbursement3	(0.20%)
Net expenses	0.73%

Calvert High Yield Bond

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within 7 days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Acquired Fund fees and expenses5	0.04%
Other expenses4	0.65%
Total annual fund operating expenses	1.44%
Less fee waiver and/or expense reimbursement3	--
Net expenses	1.44%

Explanation of Fees and Expenses Table

1     The redemption fee applies to redemptions, including exchanges, within 7 days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

2     Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise indicated. For Calvert High Yield Bond, annual fund operating expenses are based on projected expenses for the Fund's current fiscal year. Management fees include the advisory fees (see "Advisory Fees") paid by the Fund to Calvert, and the administrative fee (as a percentage of net assets) (0.10% for each of Calvert Short-Term Government and Calvert High Yield Bond) paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses for Calvert Short-Term Government's and Calvert High Yield Bond's Class I shares through December 12, 2010. This expense limitation does not limit the acquired fund fees and expenses incurred by a shareholder. Subject to the qualifications discussed below, direct net operating expenses of the Funds will not exceed 0.73% and 1.40%, respectively. The Example on the following page reflects these expense limits but only through January 31, 2010. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. Neither Fund expects to incur a material amount of interest expense in the fiscal year. If a Fund were to incur expenses from selling futures short or employing leverage, the costs would be reflected in the net expense ratio. Neither Fund expects to incur a material amount of expense for these activities. Each Fund has an expense offset arrangement with its custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement."

The amount of this credit received by the Funds, if any, during the most recent fiscal year is reflected in the "Financial Highlights" section, as the difference between line items "Expenses Before Offset" and "Net Expenses." See Statement of Additional Information, "Investment Advisor."

4     "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

5      Expenses of Acquired Funds (certain other pooled investment vehicles) are based on amounts derived from information provided by the Acquired Funds.

6      Total Annual Fund Operating Expenses shown in the "Fees and Expenses" table do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio (of 1.40% for Calvert High Yield Bond) reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $1,000,000 in the Fund for the time periods indicated;
  You reinvest all dividends and distributions;
  Your investment has a 5% return each year;
  The Fund's operating expenses remain the same; and
  Any expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
	1 year	3 years	5 years	10 years
Calvert Short-Term Government	$7,456	$27,647	$49,516	$112,468
Calvert High Yield Bond	$14,656	$45,553	$78,688	$172,417

Investment Strategies and Risks

A concise description of each Fund's principal investment strategies and principal risks is under the earlier summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Fund, along with their associated risks. The Funds have additional non-principal investment policies and restrictions, which are discussed in the Statement of Additional Information ("SAI").

For each of the investment strategies listed, the following table shows each Fund's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J                Fund currently uses as a principal investment strategy

q                Permitted, but not a principal investment strategy

Xn             Allowed up to x% of Fund's net assets

xT              Allowed up to x% of Fund's total assets

8                Not permitted

Investment Strategies	Calvert Short-Term Government	Calvert High Yield Bond

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market, and Transaction.

	J	J

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q

Investment Strategies (Cont'd)

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration. Risks: Correlation and Opportunity.

	J	J

Conventional Securities
Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information, and Political.	8	20N1

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market, and Credit.	J	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

	NA	J

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

	J	J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market, and Transaction.	10N	15N

Unleveraged Derivative Securities
Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate, and Liquidity.	8	10N

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity, and Interest Rate.

	Q2	10N

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	8	q

Leveraged Derivative Instruments[4]

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5T3	5T3

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	20T	5T5

1      Calvert High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

2      Calvert Short-Term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program.

3      The Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired by writing a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.

The Fund may purchase put and call options and write covered call options and secured put options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

4      The Fund will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may invest up to 20% of Fund assets in such futures and/or options contracts.

5      Based on initial margin required to establish position.

Glossary of Certain Investment Risks

Correlation risk

The risk that when a fund "hedges," two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) may extend the life of a mortgage-backed security beyond the expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk

The risk that information about a security or issuer might not be available,

complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term (duration and/or maturity) securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) may cause a mortgage-backed security to mature earlier than expected, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2008, Calvert was the investment advisor for 58 mutual fund portfolios, and had approximately $13 billion in assets under management.

Portfolio Management Team

Calvert uses a team approach to its management of each Fund. Information is provided below identifying the portfolio manager who is employed by or associated with Calvert and who is primarily responsible for the day-to-day management of each Fund (the "Portfolio Manager"). The SAI provides additional information about the Portfolio Manager's management of other accounts, compensation and ownership of securities in each Fund.

Calvert Short-Term Government
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Calvert High Yield Bond
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager
Kevin Aug, CFA	Assistant Portfolio Manager	Since December 2008	Prior to joining Calvert, Mr. Aug worked at Summit Investment Partners, Inc. (since 2003). Mr. Aug has seven years of investment management experience after receiving his MBA in 2001.	Assistant Portfolio Manager
Samuel Cooper, CFA	Assistant Portfolio Manager	Since December 2008	Prior to joining Calvert, Mr. Cooper worked at Summit Investment Partners, Inc. (since 2003).	Assistant Portfolio Manager

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees. The advisory fee does not include administrative fees.

Fund	Advisory Fee
Calvert Short-Term Government	0.45%
Calvert High-Yield Bond	0.65%

A discussion regarding the basis for the approval by the applicable Board of Directors of the investment advisory agreement with respect to each of Calvert Short-Term Government Fund and Calvert High Yield Bond Fund will be available in the respective Semi-Annual Report of these Funds for the period ended March 31, 2009.

How to Open an Account

Complete and sign an application for each new account. Be sure to specify Class I. All purchases must be made by bankwire, National Securities Clearing Corporation ("NSCC") or ACH funds transfer, in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum To Open an Account: $1,000,000 per Fund. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders (for example, where the investment in question would permit a previously closed Class I in a Fund to reopen, at no additional expense to other Classes in the Fund; where the Class I investor has agreed to make additional Class I investments within a reasonable amount of time; for discretionary wrap programs; for omnibus accounts purchasing for a fund of funds; and for certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.)

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. Each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account in order to verify your identity. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's net asset value ("NAV"). Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

How Shares are Priced

The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Each Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Directors and pursuant to a Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

When Your Account Will be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. All of your purchases must be made in U.S. dollars. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order" below.

Other Calvert Features / Policies

Website

For 24 hour performance and account information, visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Telephone Transactions

You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares may only be exchanged for Class I shares of another Calvert Fund, and the exchange must satisfy the minimum investment amount.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of fund shares by fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, the Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in each Fund, which may include the imposition of redemption fees (as described under "How to Sell Shares" -- "Redemption Fee"). The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker-dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek the full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and Calvert Distributors, Inc. ("CDI") reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and Semi-Annual and Annual Reports. Call client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the balance in your account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

Dividends, Capital Gains and Taxes

Each Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Arrangements with Broker/Dealers

CDI, the Funds' distributor, may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

How to Sell Shares

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by bankwire, NSCC or ACH funds transfer. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 7 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy." In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Accounts of foundations, endowments, state and local governments, and those that use consultants.
  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Directors.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation. For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will promptly assess the fee.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years. Each Fund's fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund's financial statements, which were audited by Deloitte & Touche LLP. Their report, along with a Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Calvert Short-Term Government
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2008 (z)	2007	2006
Net asset value, beginning	$51.50	$51.10	$51.05
Income from investment operations
Net investment income	1.87	2.09	1.84
Net realized and unrealized gain (loss)	.27	.44	(.05)
Total from investment operations	2.14	2.53	1.79
Distributions from
Net investment income	(1.92)	(2.13)	(1.74)
Total distributions	(1.92)	(2.13)	(1.74)
Total increase (decrease) in net asset value	0.22	0.40	0.05
Net asset value, ending	$51.72	$51.50	$51.10

Total return*	4.22%	5.06%	3.58%
Ratios to average net assets:A
Net investment income	3.61%	4.11%	3.55%
Total expenses	.93%	.96%	.84%
Expenses before offsets	.73%	.73%	.73%
Net expenses	.73%	.73%	.73%
Portfolio turnover	38%	32%	42%
Net assets, ending (in thousands)	$34,737	$27,270	$28,013

	Years Ended
	September 30,	September 30,
Class I Shares	2005	2004
Net asset value, beginning	$51.84	$52.56
Income from investment operations
Net investment income	1.41	1.30
Net realized and unrealized gain (loss)	(.78)	(.87)
Total from investment operations	.63	.43
Distributions from
Net investment income	(1.42)	(1.15)
Total distributions	(1.42)	(1.15)
Total increase (decrease) in net asset value	(0.79)	(0.72)
Net asset value, ending	$51.05	$51.84

Total return*	1.24%	.83%
Ratios to average net assets:A
Net investment income	2.59%	2.16%
Total expenses	.88%	.85%
Expenses before offsets	.73%	.73%
Net expenses	.73%	.73%
Portfolio turnover	16%	32%
Net assets, ending (in thousands)	$28,368	$28,981

See notes to financial highlights.

Calvert High-Yield Bond
Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2008 (z)	2007	2006
Net asset value, beginning	$28.43	$28.75	$28.69
Income from investment operations
Net investment income	1.85	1.81	1.94
Net realized and unrealized gain (loss)	(4.44)	(.30)	.13
Total from investment operations	(2.59)	1.51	2.07
Distributions from
Net investment income	(1.90)	(1.83)	(2.01)
Total distributions	(1.90)	(1.83)	(2.01)
Total increase (decrease) in net asset value	(4.49)	(0.32)	0.06
Net asset value, ending	$23.94	$28.43	$28.75

Total return*	(9.63%)	5.40%	7.52%
Ratios to average net assets:A
Net investment income	6.90%	6.68%	7.17%
Total expenses	1.24%	1.25%	1.17%
Expenses before offsets	1.24%	1.25%	1.17%
Net expenses	1.24%	1.25%	1.17%
Portfolio turnover	67%	97%	100%
Net assets, ending (in thousands)	$19,919	$24,300	$19,942

	Years Ended
	September 30,	September 30,
Class I Shares	2005	2004
Net asset value, beginning	$27.59	$26.67
Income from investment operations
Net investment income	1.93	1.90
Net realized and unrealized gain (loss)	1.00	1.08
Total from investment operations	2.93	2.98
Distributions from
Net investment income	(1.83)	(2.06)
Total distributions	(1.83)	(2.06)
Total increase (decrease) in net asset value	1.10	0.92
Net asset value, ending	$28.69	$27.59

Total return*	11.03%	11.64%
Ratios to average net assets:A
Net investment income	6.81%	6.93%
Total expenses	1.22%	1.21%
Expenses before offsets	1.22%	1.21%
Net expenses	1.22%	1.21%
Portfolio turnover	99%	163%
Net assets, ending (in thousands)	$19,094	$18,777

See notes to financial highlights.

Financial Highlights

A      Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

*     Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

(z)      Per share figures are calculated using the Average Shares Method.

To Open an Account:
800-327-2109

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
800-327-2109

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In each Fund's Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

Each Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave., Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-327-2109

Each Fund also makes available its SAIs and its Annual and Semi-Annual Reports free of charge, on Calvert's website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File: no. 811-04000

Printed on recycled paper using soy inks.


SUMMIT MUTUAL FUNDS, INC.
Summit Large Cap Growth Fund
Calvert Short-Term Government Fund
Calvert High Yield Bond Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information
January 31, 2009

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the applicable Fund's (collectively referred to as the "Funds") Prospectus, dated January 31, 2009. Each Fund's audited financial statements included in the most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. The prospectuses and the most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Investment Policies and Risks	2
Additional Risk Disclosure	21
Investment Restrictions	22
Dividends, Distributions, and Taxes	24
Net Asset Value	25
Calculation of Total Return	26
Purchase and Redemption of Shares	28
Directors and Officers	29
Investment Advisor and Subadvisor	33
Portfolio Manager Disclosure	34
Administrative Services Agent	38
Method of Distribution	38
Transfer and Shareholder Servicing Agents	40
Portfolio Transactions	40
Portfolio Holdings Disclosure	41
Personal Securities Transactions	44
Proxy Voting Disclosure	44
Process for Delivering Shareholder Communications to the Board of Trustees/ Directors	44
Independent Registered Public Accounting Firm and Custodian	44
General Information	44
Control Persons and Principal Holders of Securities	45
Fund Service Providers	48
Appendix A -- Global Proxy Voting Guidelines
Appendix B -- Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The following specific policies supplement the Funds' "Investment Objectives and Policies" set forth in the Prospectus.

Money Market Instruments, Other Securities and Investment Techniques

Each Fund may invest in money market instruments whose characteristics are consistent with the Fund's investment program and are described below unless explicitly excluded in the text.

Small Bank Certificates of Deposit. Each Fund, except for the Short-Term Government Fund, may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC presently insures accounts up to $100,000, but interest earned above such amount is not insured by the FDIC.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., one of the Funds) acquires ownership of the obligation (the underlying security) and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the Investment Company Act of 1940. The Funds will enter into repurchase agreements only where: (i) the underlying securities are of the type (excluding maturity limitations) which the Funds' investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying securities, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The investments by a Fund in repurchase agreements may at times be substantial when, in the view of the Advisor, unusual market, liquidity, or other conditions warrant.

If the counterparty of the repurchase agreement defaults and does not repurchase the underlying security, the Fund might incur a loss if the value of the underlying security declines, and the Fund might incur disposition costs in liquidating the underlying security. In addition, if the counterparty becomes involved in bankruptcy proceedings, the Fund may be delayed or prevented from obtaining the underlying security for its own purposes. In order to minimize any such risk, the Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor, under the direction and supervision of the Board of Directors.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

U.S. Government Obligations. Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years at the time they are issued, and Treasury bonds generally have a maturity of greater than ten years at the time they are issued.

Government Agency Securities. Government agency securities that are permissible investments consist of securities either issued or guaranteed by agencies or instrumentalities of the United States Government. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality. The Fund's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

Certificates of Deposit. Each Fund, except for the Short-Term Government Fund, may invest in certificates of deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Each Fund, except for the Short-Term Government Fund, may invest in time deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance. Each Fund, except for the Short-Term Government Fund, may invest in bankers' acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Each Fund, except for the Short-Term Government Fund, may invest in commercial paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Short Term Corporate Debt Securities. Each Fund, except for the Short-Term Government Fund, may invest in investment grade short term corporate debt securities with a remaining maturity of one year or less. The High Yield Bond Fund may invest in below investment grade ("junk") corporate debt securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. Such issues tend to have greater liquidity and considerably less market value fluctuations than longer-term issues.

When-issued and Delayed-delivery Securities. From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of such Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also segregate with the Funds' Custodian cash or cash equivalents or other Fund securities equal in value to commitments for such when-issued or delayed-delivery securities.

Asset-Backed Securities. Each Fund, except the Short-Term Government Fund, may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

The High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities. The Large Cap Growth Fund may invest without limitation in asset-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support" below.

Collateralized obligations are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. The High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities. The Short-Term Government Fund and Large Cap Growth Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. The mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Methods of Allocating Cash Flows. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

Types of Credit Support. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Automobile Receivable Securities. Each Fund, except the Short-Term Government Fund, may invest in receivable securities, which are asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

Credit Card Receivable Securities. Each Fund, except the Short-Term Government Fund, may invest in credit card receivable securities, which are asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

Other Assets. The Advisor anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. Each Fund, except the Short-Term Government Fund, may invest in such securities in the future if such investment is otherwise consistent with its investment objective, policies and restrictions. There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations. Each Fund may invest in FNMA and FHLMC mortgage-backed obligations. The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

In September 2008, the Federal Housing Finance Agency ("FHFA") placed FNMA and FHLMC into conservatorship, and FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. The U.S. Treasury entered into a Preferred Stock Purchase Agreement ("PSPA") with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise's operation. The U.S. Treasury also announced the creation of a new secured lending facility that is available to FNMA and FHLMC as a liquidity backstop and announced the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and PSPAs are both intended to enhance each of FNMA's and FHLMC's ability to meet its obligations; however, no assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

FHFA has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA's appointment if FHFA determines that performance of the contract is burdensome and the repudiation of the contract promotes the orderly administration of FNMA's or FHLMC's affairs. FHFA has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC. FHFA also has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent, although FHFA has stated that is has no present intention to do so. In addition, holders of mortgage-backed securities issued by FNMA and FHLMC may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.

Collateralized Mortgage Obligations ("CMOs"). Each Fund may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

Each Fund may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities. Stripped mortgage-backed securities ("SMBS") are usually structured with several classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (an IO), while the other class will receive all of the principal (a PO). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated or less-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment or obtain its initially assumed yield on some of these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on classes of SMBS that have more uncertain timing of cash flows are generally higher than prevailing market yields on other mortgage-backed securities because there is a greater risk that the initial investment will not be fully recouped or received as planned over time.

Each Fund may invest in another CMO class known as leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The staff of the Securities and Exchange Commission ("SEC" or the "Commission") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities and, accordingly, each Fund, except for the High Yield Bond Fund, will limit its investments in such securities, together with all other illiquid securities, to 10% of the Fund's net assets. The High Yield Bond Fund, will limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. Furthermore, each Fund, other than the High Yield Bond Fund limits investments in more risky CMOs (IOs, POs, inverse floaters) to no more than 5% of its total assets. The Funds will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position. Under the staff's position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Board of Directors. The Directors have delegated to the Advisor the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO.

Zero-Coupon and Pay-In-Kind Bonds. Each Fund may invest in zero-coupon bonds. The High Yield Bond Fund may invest up to 25% of its total assets in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

Each Fund may invest in pay-in-kind bonds. The High Yield Bond Fund may invest up to 25% of its total assets in pay-in-kind bonds. Pay-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.

Convertible Bonds. Each Fund, except the Short-Term Government Fund, may invest in convertible bonds. The High Yield Bond Fund may invest up to 10% of its assets in convertible bonds. Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio. Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

While the High Yield Bond Fund intends to invest primarily in debt securities, it may invest in convertible bonds. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the High Yield Fund may consider convertible bonds to gain exposure to such markets.

Equity Securities. The Large Cap Growth Fund may invest in equity securities without restriction. The High Yield Bond Fund may invest up to 25% of its assets in equities. The Short-Term Government Fund may not invest in equity securities.

Structured Notes. Structured notes are derivative debt securities whose interest rate or principal is determined by a factor that is not associated with the issue. These factors may reference the value of one or more unrelated equity or fixed income securities (including an index), interest rates or commodities. Structured securities may include terms providing that, in certain circumstances, no principal is due at maturity. Such terms may result in a substantial loss of invested capital. Structured notes may be positively or negatively indexed. As a consequence, the appreciation of the reference factor may produce a significant increase or a decrease in the interest rate or the value of the security at maturity since the adjustment may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. These securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the referenced factor. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, the Advisor analyzes them in its overall assessment of the effective duration of the Fund in an effort to monitor the Fund's interest rate risk.

Acquired Funds and Notes. The Funds may invest in exchange-traded funds (ETFs) and other types of investment companies, funds and trusts, such as open-end mutual funds, unit investment trusts, closed-end funds, grantor trusts, and REITS -- real estate investment trusts (collectively with ETFs, the "Acquired Funds") The Funds may also invest in exchange-traded notes (ETNs). These Acquired Funds and Notes track a securities or commodities index or a basket of securities or commodities. In addition to a Fund's operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the ETFs and Acquired Funds and ETNs. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the ETFs and Acquired Funds and ETNs.

Exchange Traded Funds. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

Exchange Traded Notes. ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. ETNs are not equity investments or investment companies, but they do share some characteristic with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. Additionally, recent private letter rulings by the Internal Revenue Service have indicated that a regulated investment company (RIC), such as the Funds, can rely on favorable treatment concerning whether ETNs that track commodity indices generate qualifying income under Section 851(b)(2).

Open-end Investment Companies (Mutual Funds). The 1940 Act provides that an underlying fund whose shares are purchased by the Funds will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will generally be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of a Fund's assets.  In some cases deemed appropriate by the Advisor or the Board of Directors, shares held by a Fund in excess of 1% of an underlying fund's outstanding securities will be considered readily marketable securities (for example, exchange traded funds which are registered as open-end investment companies but listed on an exchange).

Under certain circumstances an underlying fund may determine to make payment or a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Funds may hold securities distributed by an underlying fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the underlying funds are made independently of the Funds and the Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

Closed-end Investment Companies. The Funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Advisor as an investment advisor, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the NYSE Alternext (formerly known as the AMEX), the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive investment opportunity consistent with the investment objectives of the Funds. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

The Funds generally expect to purchase shares of the Acquired Funds through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an Acquired Fund may also be acquired by depositing a specified portfolio of an ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit." Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Advisor believes it is in a Fund's interest to do so. The Funds' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that an Acquired Fund in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to the Acquired Fund, such as the trustee or sponsor, may close or otherwise fail to perform their obligations, and the Acquired Fund may not be able to find a substitute service provider. Also, the Acquired Fund may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the Acquired Fund may also terminate. In addition, an Acquired Fund may terminate if its net assets fall below a certain amount.

Although the Funds believe that, in the event of the termination of an Acquired Fund, they will be able to invest instead in shares of an alternate Acquired Fund tracking the same market index or another index covering the same general market, there can be no assurance that shares of a suitable alternate would be available for investment at that time. If a Fund is unable to identify a satisfactory alternative to provide exposure to a target investment class or sector, the Advisor may allocate these assets to an indexed or managed fund that is not an ETF until such time, if ever, that an ETF is available. The Advisor may use a fund in the Fund family for these purposes.

Limitations on Investing in Other Investment Companies. Generally, under the 1940 Act, a Fund may not acquire shares of another investment company (including Acquired Funds that are investment companies) if, immediately after such acquisition, (i) such Fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such Fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such Fund's total assets would be invested in investment companies. The SEC has promulgated exceptions to certain of these limits and recently adopted three rules that address the ability of the Funds to invest in shares of an investment company. The Funds' ability to invest in Acquired Funds may be restricted unless the Fund qualifies for exceptions to certain of these limits

To the extent the 1940 Act limitations apply to an Acquired Fund, such limitations may prevent a Fund from allocating its investments in the manner that the Advisor considers optimal, or cause the Advisor to select a similar index or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Funds may also invest in Stock Baskets when the Advisor believes they represent more attractive opportunities than similar Acquired Funds.

Private Placements (Restricted Securities). Each Fund may invest in securities, including restricted securities (privately-placed debt securities), which are not readily marketable. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities without readily available market quotations will be valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers (as defined under Rule 144A), such as the Funds, to trade in privately-placed securities, including various debt securities, even though such securities are not registered under the 1933 Act. Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Advisor, under the supervision of the Directors, on a case-by-case basis will make this determination. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the: (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored, and if, as a result of changed conditions, it is determined that a 144A security held by a Fund is no longer liquid, the affected Fund's holdings of illiquid securities will be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Certain Risk Factors Relating to High Yield, High Risk Bonds (Applies to High Yield Bond Fund)

Because of its investment policies, the High Yield Bond Fund may not be suitable or appropriate for all investors. The Fund is designed for intermediate to long-term investors who can accept the risks entailed in seeking a high level of current income available from investments in intermediate to long-term, high yield, high risk, medium- and lower-quality, fixed-income securities. Consistent with an intermediate to long-term investment approach, investors in the Fund should not rely on the Fund for their short-term financial needs. The principal value of the lower-quality securities in which the Fund invests will be affected by interest rate levels, general economic conditions, specific industry conditions and the creditworthiness of the individual issuer. Although the Fund seeks to reduce risk by portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Fund will achieve these results.

High Yield/High Risk Securities

Larger bond issues are evaluated by nationally recognized statistical rating organizations (each, an "NRSRO") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's") on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. Other things being equal, lower-rated bonds generally have higher yields due to greater credit risk. High yield, high risk securities are those rated below "Baa" by Moody's or "BBB" by Standard & Poor's or those that are not rated but judged by the Advisor to be of comparable quality. While the Funds are permitted to purchase defaulted bonds, the Advisor will acquire such securities only if the portfolio manager foresees the potential for significant capital appreciation.

Sensitivity to Interest Rates and Economic Changes. High yield bonds are very sensitive to adverse economic changes and corporate developments and their yields will fluctuate over time. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund's net asset value.

Payment Expectations. High yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thin market.

Investments in Foreign Securities

Emerging Markets. The economies, markets, and political structures of a number of the countries in which certain of the Funds can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is particularly true for emerging market nations.

Some economies are less well developed, overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have histories of political instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on security prices and impair the Fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries.

Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.

American Depositary Receipts. The Funds, except the Short-Term Government Fund, may invest in American Depositary Receipts ("ADRs"), which may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

European and Global Depositary Receipts. The High Yield Bond Fund may invest indirectly in securities of emerging market issuers through sponsored or unsponsored European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). EDRs represent securities of foreign issuers and are designed for use in European markets. GDRs represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Sovereign Debt Securities. The High Yield Bond Fund may invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds. Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Funds' holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Advisor believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

The financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time. The Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories. A substantial portion of Brady Bonds and other sovereign debt securities in which the Funds may invest are likely to be acquired at a discount.

Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities. The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Foreign Exchange. If a foreign country cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, multilateral organizations, and inflows of foreign investment. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign currencies. Currency devaluations may affect the ability of an obligor to obtain sufficient foreign currencies to service its external debt.

Foreign Currency Exchange Transactions. Each Fund that engages in foreign currency exchange transactions may do so on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Forward contracts will be used primarily to adjust the foreign exchange exposure of a Fund with a view to protecting the portfolios from adverse currency movements, based on the Advisor's outlook. Forward contracts involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency movements may not occur exactly as the Advisor expected, so the use of forwards could adversely affect a Fund's total return.

The Funds may enter into forward contracts under the following circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, and the date on which payment is made or received.

Second, when the Advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Advisor does not intend to enter into such forward contracts under this second circumstance if, as result, a Fund will have more than 20% of the value of its net assets committed to the consummation of such contracts.

Other than as set forth above, and immediately below, a Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Each Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Funds will be served. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is often not possible to effectively hedge the currency risk associated with emerging market nation debt securities because their currency markets are not sufficiently developed.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Funds may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. Dollar. This is what is commonly referred to as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. Dollar. It is important to note that the hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield. Instead, such costs will, over time, be reflected in the Fund's net asset value.

Foreign Markets. Delays in settlement which may occur in connection with transactions involving foreign securities could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities or, if the Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments.

Foreign Debt Securities. Investing in foreign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the industrialized developing and emerging countries that issue the securities. The ability and willingness of obligor or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Additional country-related factors unique to foreign issuers which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's relationships with the IMF, the World Bank and other international agencies.

Foreign Securities. The High Yield Bond Fund may invest without limitation in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States. Because the Fund may invest in foreign securities, investments in the Fund involve risks that are different in some respects from investments in a fund which invests only in debt obligations of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

In addition to the foreign securities listed above, the High Yield Bond Fund may invest in foreign sovereign debt securities which involve certain additional risks. See "Foreign Sovereign Debt Securities" above.

Futures Contracts

For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Funds may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase, subject to each fund's non-fundamental investment restrictions. As a temporary investment strategy, until it reaches $50 million in net assets, the Short-Term Government Fund may invest up to 100% of its assets in such futures and/or options contracts. Thereafter, the Short-Term Government Fund may invest up to 20% of its assets in such futures and/or options contracts. The Funds do not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Advisor will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a Fund may not be invested in precisely the same proportion as an Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Funds will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Funds' objectives in these areas.

Regulatory Limitations. Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") and/or the National Futures Association on behalf of the Funds and the Advisor, the Funds and the Advisor are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the Funds' exemption filing with respect to its use of futures contracts are no longer applicable.

The Funds will engage in transactions in futures contracts and options thereon only for hedging, risk management and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities, and not for speculation. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions on the Fund's ability to engage in certain yield enhancement and risk management strategies, the Funds would comply with such new restrictions.

In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Funds, an amount of cash, U.S. Government securities or other liquid securities, equal to the notional value of the futures contracts and options thereon (less any related margin deposits), will be segregated by the Funds' custodian to cover the position, or alternative cover will be employed, thereby insuring that the use of such futures contracts and options is unleveraged.

The Funds will only write options on futures that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. The principal exchanges in the United States for trading options on Treasury Securities are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. These exchanges and trading options on futures are regulated under the Commodity Exchange Act by the CFTC.

Special Risks of Future Contracts

Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity. Each Fund that is eligible to use futures contracts may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Funds of futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Funds for hedging purposes is also subject to the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Advisor believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options

The Short-Term Government Fund and the High Yield Bond Fund may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Fund. The Large Cap Growth Fund may enter into options on futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. In addition, each of the above Funds may write covered call options on any security in which it is eligible to invest.

This means that so long as a Fund is obligated as the writer of a call option, the Fund will own the underlying security. A Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. A Fund's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When a Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

As a writer of a call option, a Fund may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Since the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security. Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security. The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

Although the Funds will write only options and options on futures contracts with respect to such securities which are traded on a national exchange or Board of Trade, there is no assurance that a liquid secondary market will exist for any particular option. In the event it is not possible to effect a closing transaction, the Funds will not be able to sell the underlying security until the option expires or the option is exercised by the holder.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the Clearing Corporation ("CC") to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders. There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Fund's ability to effect closing transactions.

The Short-Term Government Fund and the High Yield Bond Fund each may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of portfolio securities, in order to establish more definitely the effective return on securities held by the Fund. The Funds will not write options on futures contracts for speculative purposes.

A futures contract on a debt security is a binding contractual commitment which will result in an obligation to make or accept delivery, during a specified future time, of securities having standardized face value and rate of return. Selling a futures contract on debt securities (assuming a short position) would give the Fund a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

Upon the exercise of a call option on a futures contract, the writer of the option (the Fund) is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. Nevertheless, if an option on a futures contract written by the Fund is exercised, the Fund intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position. There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time, but it may always deliver the underlying security.

As a writer of options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract. If the option is not exercised, the Fund will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Fund. If the option is exercised, the Fund might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, the Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Fund will not write options on futures contracts unless, in the Advisor's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Risks. While options will be sold in an effort to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a poorer overall performance for the Fund than if it had not entered into any options transactions. The price of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes.

In the event of an imperfect correlation between a futures position (and a related option) and the Fund position which is intended to be protected, the desired protection may not be obtained. The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate. The amount by which such correlation is imperfect depends upon many different circumstances, such as variations in speculative market demand for futures and for debt securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying debt securities, the price of a futures contract may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the futures moves more than the price of the security, the Fund will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

The market prices of futures contracts and options thereon may be affected by various factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions. This could occur, for example, if there is a lack of liquidity in the futures market. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions. A correct forecast of interest rate trends by the Advisor may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of debt securities and movements in the prices of futures contracts. A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Custodial Procedures and Margins. The Funds' Custodian acts as its escrow agent as to securities on which a Fund has written call options and with respect to margin which the Fund must deposit in connection with the writing of call options on futures contracts. The CC will release the securities or the margin from escrow on the expiration of the call, or when the Fund enters into a closing purchase transaction. In this way, assets of the Fund will never be outside the control of the Funds' Custodian, although such control might be limited by the escrow receipts issued.

At the time the Fund sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin"). The account will be in the name of the CC. The amount of the margin generally is a small percentage of the contract amount. The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied. The Fund will earn interest income on its initial margin deposits.

In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Fund to supplement the margin held in escrow. This will be done by placing additional cash or U.S. Government securities in the escrow account. If the amount of required margin should decrease, the CC will release the appropriate amount from the escrow account.

The assets in the margin account will be released to the CC only if the Fund defaults or fails to honor its commitment to the CC and the CC represents to the Custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Warrants

The High Yield Bond Fund may invest in warrants; however, not more than 5% of the Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% may be invested at the time of purchase in warrants that are not listed on the New York or NYSE Alternext. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Loan Participations and Assignments

The High Yield Bond Fund may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of emerging market nations. Emerging market nations debt securities or obligations will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. (For a discussion of risks associated with investing in securities in emerging market nations, see "Foreign Sovereign Debt Securities" above.) The loans underlying such participations may be secured or unsecured, and the Funds may invest in loans collateralized by mortgages on real property or which have no collateral. The participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The participations in which the Funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to their fundamental investment restrictions prohibiting the Funds from making loans.

There is not a recognizable, liquid public market for loan participations. Hence, each Fund will consider loan participations as illiquid securities and subject them to the Fund's restrictions on investing in illiquid securities.

Where required by applicable SEC positions, the High Yield Bond Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction with respect to investing more than 5% of Fund assets in the securities of a single issuer.

Short Sales

The High Yield Bond Fund may make short sales for hedging purposes to protect the Fund against companies whose credit is deteriorating. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund's short sales will be limited to securities listed on a national securities exchange and to situations where a Fund owns a debt security of a company and will sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of a Fund's net assets.

To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. Government securities or other liquid securities, at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

A Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the Fund security being hedged by the short sale.

Lending Portfolio Securities

The Funds may lend portfolio securities with a value up to 33 1/3% of their total assets. Such loans may be terminated at any time. The Fund will continuously maintain as collateral cash or obligations issued by the U.S. Government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. While portfolio securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. Loans are typically subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Advisor will review and monitor the creditworthiness of such borrowers on an ongoing basis.

Hybrid Instruments

The High Yield Bond Fund may invest in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated debt security that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund. Hybrids can have volatile prices and limited liquidity and their use by the Fund may not be successful. The Fund may invest up to 10% of its total assets in hybrid instruments.

Issuer Non-Diversification Risk (Applies to High Yield Bond)

The High Yield Bond Fund is non-diversified and may focus its investments on a small number of issuers. A Fund that is "non-diversified" may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, pr regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

The United States and other countries have recently experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds' ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Each Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund. The Funds' fundamental investment restrictions provide that no Fund is allowed to:

(1) Issue senior securities (except that each Fund may borrow money as described in restriction 9 below).

(2) With respect to 75% of the value of its total assets (or with respect to 50% of the value of its total assets for the High Yield Bond Fund), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

(3) Purchase more than either: (i) except for the High Yield Bond Fund, 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer (except that up to 25% of the value of the High Yield Bond Fund may be invested without regard to this restriction), except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

(4) Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction does not apply to the High Yield Bond Fund.

(5) Purchase or sell commodities, commodity contracts, or real estate, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to futures contracts or options purchased by the Funds in compliance with non-fundamental restrictions 6, 7, 9 and 10 below.

(6) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. This restriction does not apply to the High Yield Bond Fund.

(7) Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

(8) Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Fund's total assets.

(9) Borrow amounts in excess of 10% of its total assets (or 15% of the total assets of the High Yield Bond Fund), taken at market value at the time of the borrowing, and then only from banks (and by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

(10) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Fund and except as it may be deemed such in a sale of restricted securities.

(11) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments. This restriction does not apply to the High Yield Bond Fund.

(12) Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

Nonfundamental Investment Restrictions

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. Under these restrictions, no Fund may:

(1) Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Fund securities with the other Funds or with other accounts advised or sponsored by the Advisor or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

(2) Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and directors of the Fund, the Advisor or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

(3) Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate mortgages. This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

(4) Invest in companies for the purpose of exercising control (alone or together with the other Funds).

The Short-Term Government Fund may not:

(1) Invest more than 20% of its assets in futures contracts and/or options on futures contracts; except as a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

(2) Invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options (including options on futures contracts) and unless no more than 25% of the Fund's assets consist of collateral for outstanding options.

The High Yield Bond Fund may not:

(1) Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants).

(2) Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in certain CFTC regulations, may be excluded in computing such 5%.

(3) Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities.

(4) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve the use of margin.

(5) Invest more than 15% of the value of its net assets in illiquid securities.

(6) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors.

(7) Sell securities short if, after giving effect to such short sale, the total market value of all securities sold short would exceed 2% of the Fund's net assets or sell securities short unless the securities are listed on a national securities exchange.

If a percentage restriction (for either fundamental or non-fundamental policies) is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2008, capital loss carryforwards were as follows:

Large Cap Growth Short-Term Government High Yield Bond	$8,167 $272,402 $21,258,179

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert. In addition, for individual investors who meet certain holding period requirements, some dividends may be identified as "qualified dividend income" and be eligible for the reduced federal tax rate.

NET ASSET VALUE

The public offering price of the shares of each Fund is the respective net asset value ("NAV") per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market values of a Fund's investments. The net asset value per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. In calculating net asset value, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as "trade date plus one" or "T + 1 accounting". Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.

Net Asset Value and Offering Price Per Share, as of September 30, 2008

Large Cap Growth
Class A net asset value per share
($24,768 / 553 shares)	$44.78*
Maximum sales charge, Class A
(4.75% of offering price)	$2.23
Offering price per share, Class A	$47.01

Class I net asset value and offering price per share
($902,657/20,076 shares)	$44.96

Short-Term Government

Class A net asset value per share
($300,879/5,800 shares)	$51.87*
Maximum sales charge, Class A
(2.75% of offering price)	$1.47
Offering price per share, Class A	$53.34

Class I net asset value and offering price per share
($34,736,740/671,619 shares)	$51.72

High Yield Bond
Class A net asset value per share
($443,571/18,456 shares)	$24.03
Maximum sales charge, Class A
(3.75% of offering price)	$0.94
Offering price per share, Class A	$24.97

Class I net asset value and offering price per share
($19,919,144/832,209 shares)	$23.94

*NAV does not recalculate due to fractional shares outstanding.

CALCULATION OF TOTAL RETURN

Each Fund may each advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the "Financial Highlights" section of the applicable Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of return "without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

In the tables below, after-tax returns are shown only for Class A shares. Returns for each Fund's shares for the periods indicated are as follows:
Large Cap Growth Before Taxes

	Class A		Class I
Periods Ended September 30, 2008	Total Return		Total Return
	With	Without
Maximum Load
One year	-21.75%	-17.85%	-17.53%
Five years	N/A	N/A	N/A
Ten years	N/A	N/A	N/A
From inception*	-8.64%	-6.08%	-5.81%

Large Cap Growth After Taxes on Distributions
Periods Ended	Class A
September 30, 2008	Total Return
With Maximum Load
One year	-21.70%
Five years	N/A
Ten years	N/A
From inception*	-8.64%

Large Cap Growth After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2008	Total Return
With Maximum Load
One year	-18.45%
Five years	N/A
Ten years	N/A
From inception*	-7.30%

*     (December 28, 2006 for Class A)

       (February 1, 2007 for Class I)
Short-Term Government Before Taxes

Periods Ended	Class A		Class I
September 30, 2008	Total Return		Total Return
	With	Without
	Maximum Load
One year	1.11%	3.97%	4.22%
Five years	2.15%	2.72%	2.97%
Ten years	N/A	N/A	N/A
From inception*	3.69%	4.03%	4.29%

Short-Term Government After Taxes on Distributions
Periods Ended	Class A
September 30, 2008	Total Return
With Maximum Load
One year	-0.11%
Five years	1.04%
Ten years	N/A
From inception*	2.30%

Short-Term Government After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2008	Total Return
With Maximum Load
One year	0.24%
Five years	1.18%
Ten years	N/A
From inception*	2.31%

*     (April 3, 2000 for Class A and Class I)

High Yield Bond Before Taxes
Periods Ended	Class A		Class I
September 30, 2008	Total Return		Total Return
	With	Without
	Maximum Load
One year	-13.28%	-9.91%	-9.63%
Five years	3.83%	4.62%	4.89%
Ten years	N/A	N/A	N/A
From Inception*	3.40%	3.94%	4.21%

High Yield Bond After Taxes on Distributions
Periods Ended	Class A
September 30, 2008	Total Return
With
Maximum Load
One year	-15.27%
Five years	1.41%
Ten years	N/A
From Inception*	0.76%

High Yield Bond After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2008	Total Return
With
Maximum Load
One year	-12.43%
Five years	1.88%
Ten years	N/A
From Inception*	1.30%

*	(July 9, 2001 for Class A and Class I)

Total return, like net asset value per share, fluctuates in response to changes in market conditions. Total return for any particular time period should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

Each Fund has filed a notice of election under Rule 18f-1 with the SEC. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

See the prospectus for additional details on purchases and redemptions.

DIRECTORS AND OFFICERS

The Board of Directors supervises each Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Directors. Independent Directors refers to those Directors who are not "interested persons" as that term is defined in the 1940 Act and the rules thereunder.
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	(Not Applicable to Officers)
# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT DIRECTORS
FRANK H. BLATZ, JR., Esq. AGE: 73	Director	2008	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	27	None
ALICE GRESHAM AGE: 58	Director	2008	Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools.	28	Council on Legal Education Opportunity North Country School
M. CHARITO KRUVANT AGE: 63	Director	2008	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	41	Acacia Federal Savings Bank Summit Foundation Community Foundation for the National Capital Region
CYNTHIA MILLIGAN AGE: 62	Director	2008	Dean, College of Business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions.	28	Wells Fargo Company- NYSE Gallup, Inc. W.K. Kellogg Foundation Raven Industries - NASDAQ Colonial Williamsburg Foundation (Non-Profit) Prison Fellowship Ministries (Non-Profit)
ARTHUR J. PUGH AGE: 71	Director	2008	Retired executive.	41	Acacia Federal Savings Bank
INTERESTED DIRECTORS
BARBARA J. KRUMSIEK* AGE: 56	Director & Chair	2008	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	58	Calvert Social Investment Foundation Pepco Holdings, Inc. Acacia Life Insurance Company (Chair) UNIFI Mutual Holding Company Ameritas Holding Company
WILLIAM LESTER* AGE: 51	Director & President	2008	President, CEO and Treasurer of Summit Investment Advisors, Inc.	27	None
OFFICERS
KAREN BECKER AGE: 56	Chief Compliance Officer	2008	Chief Compliance Officer for the Calvert Funds. Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.
SUSAN WALKER BENDER, Esq. AGE: 50	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 44	Vice President	2008	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 40	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, Inc.
TRACI L. GOLDT AGE: 35	Assistant Secretary	2008	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY G. HABEEB AGE: 58	Vice President	2008	Senior Vice President of Calvert Asset Management Company, Inc.
DANIEL K. HAYES AGE: 58	Vice President	2008	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA Age: 44	Assistant Treasurer	2008	Tax Compliance Manager of Calvert Group, Ltd.
LANCELOT A. KING, Esq. AGE: 38	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 52	Assistant Secretary	2008	Assistant Secretary and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 46	Assistant Vice President & Assistant Secretary	2008

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment advisor.

JANE B. MAXWELL Esq. AGE: 56	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K. NIEBLER, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton LLP.
CATHERINE P. ROY AGE: 52	Vice President	2008

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 61	Vice President & Secretary	2008	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
NATALIE TRUNOW AGE: 41	Vice President	2008

Senior Vice President of Calvert Asset Management Company, Inc., Head of Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

RONALD M. WOLFSHEIMER, CPA AGE: 56	Treasurer	2008	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd.
MICHAEL V. YUHAS JR., CPA AGE: 47	Fund Controller	2008	Vice President of Fund Administration of Calvert Group, Ltd.

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and certain affiliates. Mr. Lester is an interested person of the Fund since he is an Officer of the parent company of the Fund's Advisor.

The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and Officers of the Fund as a group own less than 1% of each Portfolio's outstanding shares.

The Board of Directors has the following standing Committees.

    Governance Committee - Addresses matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities. The functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g., handling initiation and consideration of nominations for the appointment or election of independent Directors of the Board. The current members of this Committee are Mmes. Gresham, Milligan and Kruvant, and Messrs. Blatz and Pugh.

    Audit Committee - Approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. The members of this Committee are Mmes. Gresham, Milligan and Kruvant, and Messrs. Blatz and Pugh.

The Board of Directors of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board's annual consideration of the renewal of the Fund's investment advisory, subadvisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

The Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2008:
Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment companies Overseen By Directors in Calvert Family of Funds
Independent Directors
Frank H. Blatz Jr., Esq.	None	>$100,000
Alice Gresham	None	None
M. Charito Kruvant	None	>$100,000
Cynthia Milligan	None	>$100,000
Arthur J. Pugh	None	>$100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
William Lester	None	None

Directors of each Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Directors Deferred Compensation Plan. Management believes this will have a negligible effect on each Portfolio's assets, liabilities, net assets, and net income per share.

Director Compensation Table
Summit Mutual Funds, Inc.

The following table (unaudited numbers) sets forth information describing the estimated future compensation of each Director for the fiscal year ending September 30, 2009, for his/her services to the Fund and to all of the funds in the Fund Complex. Each Director assumed his/her role on the Board on December 12, 2008. Each Fund is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund and Fund Complex Paid to Directors***
Frank H. Blatz, Jr., Esq.* (Director)	$19,500	$0	$29,750
Alice Gresham (Director)	$19,500	$0	$33,000
M. Charito Kruvant* (Director)	$19,500	$0	$76,250
Cynthia Milligan* (Director)	$19,500	$0	$32,250
Arthur J. Pugh* (Director)	$19,500	$0	$76,250
Barbara J. Krumsiek** (Director & Chairperson)	$0	$0	N/A
William Lester** (Director & President)	$0	$0	N/A

* Msses. Kruvant and Milligan and Messrs. Blatz and Pugh, and have chosen to defer a portion of their compensation. As of September 30, 2008, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $403,858; $181,833; $1,495,296; and $431,898, respectively.

**Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of the Advisor and certain affiliates. Mr. Lester is an interested person of the Funds since he is a Director of the parent company of the Advisor.

***As of December 31, 2008, the Fund Complex consisted of fifty-eight (58) Funds.

INVESTMENT ADVISOR AND SUBADVISORS

The Funds' Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the prospectus fee table footnotes, the Funds have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Funds' uninvested cash balances. These credits are used to reduce Fund expenses. In those Funds where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Directors periodically reviews and evaluates the expense offset arrangement.

Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.75% of Large Cap Growth's average daily net assets; 0.45% of Short-Term Government's average daily net assets; and 0.65% of High Yield Bond's average daily net assets. The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees or reimburse expenses of the Fund, except as noted in the Fund's prospectus. Advisory fees are allocated among classes as a Fund-level expense based on net assets.

The following chart shows the Investment Advisory fees paid to the Advisor by the Funds for the past three fiscal years.

	2006*	2007*	2008*
Large Cap Growth	N/A	$3,995	$7,756
Short-Term Government	$127,269	$121,877	$135,064
High Yield Bond	$121,520	$155,454	$150,449

*Payments made prior to December 12, 2008, were made to Summit Investment Partners, Inc. as the prior investment advisor.

Subadvisor

Summit Investment Partners, Inc. ("Summit") is a wholly-owned subsidiary of the Union Central Life Insurance company, which is an indirect subsidiary of UNIFI Mutual Holding Company. Summit receives a subadvisory fee, payable monthly by the Advisor, of 0.50% of the balance of the advisory fee (less reimbursements, and less platform fees*), based on the current value of net assets for Summit Large Cap Growth Fund.

* Those non-sales related revenue sharing fees, which may include service and recordkeeping fees, generated by the Funds' participation on third party investment platforms.

The Fund has received an exemptive order to permit it and the Advisor to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadvisor that is not an "affiliated person", as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any material change in the Investment Subadvisory Agreement, the affected Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund's Portfolio Managers, identified in the prospectus of the Fund, is provided below.

A. Other Accounts Managed by Portfolio Managers of the Funds

The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

SUMMIT LARGE CAP GROWTH

Summit:
John N. Thompson
Accounts Managed other than Large Cap Growth as of December 12, 2008	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	4
Total Assets in Other Accounts Managed	N/A	N/A	$243.95 million
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

CALVERT SHORT-TERM GOVERNMENT

Calvert:
Gregory Habeeb
Accounts Managed other than Short-Term Government as of December 12, 2008	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	1
Total Assets in Other Accounts Managed	$7,125,380,700	$0	$6,724,600
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

CALVERT HIGH YIELD BOND

Calvert:
Gregory Habeeb
Accounts Managed other than High Yield Bond as of December 12, 2008	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	1
Total Assets in Other Accounts Managed	$7,146,166,400	$0	$6,724,600
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Calvert:
Kevin P. Aug
Accounts Managed other than High-Yield Bond as of December 12, 2008	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	4
Total Assets in Other Accounts Managed	$0	$0	$190,333,846
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Calvert:
Sam Cooper
Accounts Managed other than High-Yield Bond as of December 12, 2008	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	4
Total Assets in Other Accounts Managed	$0	$0	$190,333,846
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

B. Potential Conflicts of Interest in Managing a Fund and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

SUMMIT LARGE CAP GROWTH

Summit:
John N. Thompson

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund on one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Summit has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

CALVERT SHORT-TERM GOVERNMENT and CALVERT HIGH YIELD BOND

Calvert:
Gregory Habeeb, Kevin Aug and Sam Cooper

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The portfolio management team members are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C. Compensation of Portfolio Managers of the Funds

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor or Subadvisor (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

SUMMIT LARGE CAP GROWTH

Summit:
John N. Thompson
Compensation with Respect to Management of Large Cap Growth and Other Accounts as of December 12, 2008
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Summit	The base salary is a fixed amount based on industry market compensation surveys.
Bonus	Summit

The annual bonus is calculated as a percentage of base salary and on various criteria, including advisor annual profitability compared to its budget, assets under management, personal performance criteria and specific performance measures (such as pre-tax total return, peer rankings, etc.) calculated on a dollar-weighted average basis among accounts with the same investment objectives.

Deferred Compensation	Summit	A long-term incentive compensation plan is based on the performance of Summit and its parent.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	N/A	N/A

CALVERT SHORT-TERM GOVERNMENT and CALVERT HIGH YIELD BOND

The following compensation information is identical with respect to Short-Term Government and High Yield Bond, as well as for the respective Other Accounts listed above in relation to these Funds and managed by each of the identified Portfolio Managers.

Calvert:
Gregory Habeeb, Kevin Aug and Sam Cooper
Compensation with Respect to Management of Short-Term Government, High Yield Bond and Other Accounts as of December 12, 2008
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Portfolio assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D. Securities Ownership of Portfolio Managers of the Funds

With respect to each Portfolio Manager identified in the prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of December 12, 2008 in the Fund(s) managed by that individual. The securities were valued as of December 12, 2008. (Specified ranges: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund	Firm	Name of Portfolio Manager	Fund Ownership

Large Cap Growth	Summit	John N. Thompson	$10,001 - $50,000
Short-Term Government	Calvert	Gregory Habeeb	None
High Yield Bond	Calvert	Gregory Habeeb	None
		Kevin P. Aug	None
		Sam Cooper	None

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative fee payable monthly (as a percentage of average daily net assets) as follows:

Class A and Class I
Large Cap Growth	0.10%
Short-Term Government	0.10%
High Yield Bond	0.10%

The following chart shows the administrative fees paid by the Funds for the past three fiscal years:
	2006	2007	2008
Large Cap Growth	N/A	$533	$1,034
Short-Term Government	$28,282	$27,084	$30,014
High Yield Bond	$18,695	$23,916	$23,146

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Funds. CDI is an affiliate of each Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (the "Plans"), which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.25% of each Fund's Class A average daily net assets. Class I has no Plan. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons.

Each Fund's Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Funds is committed to the discretion of such Independent Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the Independent Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the Independent Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.

As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by a Fund as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of December 31, 2008, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Merrill Lynch, Pershing, Thrivent Financial for Lutherans, CUSO, Wells Fargo Investments, Marshall & Ilsley, SunGard Institutional Brokerage Inc., LPL Financial Services, Wachovia Securities, Citigroup Global Markets, UBS Financial Services, Morgan Stanley, Charles Schwab & Co., Inc., J.P. Morgan, Fidelity and National Financial Services, LLC. Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. Neither the Advisor nor any Subadvisor uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.

The Funds have entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of each Fund's respective classes. These fees are paid pursuant to the Funds' Plans.

Total Plan Expenses paid to the Distributor by the Funds for the fiscal year ended September 30, 2008 were:

Class A
Large Cap Growth	$70
Short-Term Government	$537
High Yield Bond	$876

For the fiscal year ended September 30, 2008, the Plan Expenses for Class A shares of each Fund were spent solely on compensation to broker/dealers.

Class A shares of each Fund are offered at net asset value plus a front-end sales charge as follows:

Large Cap Growth
Amount of Investment	As a % of Offering Price	As a % of net amount Invested	Allowed to Brokers as a % of offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

Short-Term Government
Amount of Investment	As a % of Offering Price	As a % of net amount Invested
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None	None

High Yield Bond

Amount of Investment	As a % of Offering Price	As a % of net amount Invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None	None

Fund Directors and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N. A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CSSI may contract with subagents, at the Funds' expense, to provide recordkeeping and sub-accounting services to the Funds.

PORTFOLIO TRANSACTIONS

The Funds' Advisor and Subadvisor (as applicable) place orders with broker-dealers for the Fund portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds' Advisor and Subadvisor (as applicable) make investment decisions and select brokers and dealers under the direction and supervision of the Board of Directors.

Broker/dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's/Subadvisor's obligation to seek best execution. The Funds have adopted a policy that prohibits the Advisor and their respective Subadvisors from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

For the last fiscal year, total brokerage commissions paid were $484, $0 and $4,947, for Large Cap Growth, Short-Term Government and High Yield Bond, respectively.

None of the Funds paid any brokerage commissions to affiliated persons during any of the last three fiscal years.

The Funds' Advisor and Subadvisor (as applicable) select brokers on the basis of best execution. In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Funds. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisor (as applicable), the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.

For the fiscal year ended September 30, 2008, the Advisor and/or Subadvisor did not allocate brokerage commissions for soft dollar research services for any of the Funds.

As of September 30, 2008, the Funds held no securities of their "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers.

The portfolio turnover rates for the last two fiscal years were as follows:

	2007	2008
Large Cap Growth	46%	42%
Short-Term Government	32%	38%
High Yield Bond	97%	67%

PORTFOLIO HOLDINGS DISCLOSURE

The Funds have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding a Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Fund's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR or in its quarterly holdings reports filed with the SEC on Form N-Q after the Fund's first and third quarters. From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Funds' Disclosure Policy, as described generally below, allows the disclosure of a Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide a Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Directors. The Fund's Board of Directors shall also receive annual reports from Fund Management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Funds' portfolio securities is made available and the frequency (following a 15-day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.
Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Chittenden Trust Company	Portfolio Characteristics	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
City of Jacksonville	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
CRA Rogers Casey	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Diversified Investment Advisors	Portfolio Characteristics, Top Holdings	Quarterly
Educap, Inc.	Portfolio Characteristics	Quarterly
Evergreen Advisors	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
First Affirmative Financial Network	Portfolio Holdings, Portfolio Characteristics	Quarterly
First Horizon National Corp.	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
Hewitt	Portfolio Holdings	Quarterly
ING	Portfolio Characteristics, Top Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
John M. Lloyd Foundation	Portfolio Holdings	Quarterly
JP Morgan Private Bank	Portfolio Characteristics	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Lipper	Portfolio Holdings	Monthly
LPL Financial Services	Portfolio Holdings, Portfolio Characteristics	Quarterly
M&I Investments	Portfolio Characteristics	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Merrill Lynch	Portfolio Holdings, Portfolio Characteristics	Quarterly
Metropolitan Life Insurance	Portfolio Holdings, Portfolio Characteristics	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morgan Stanley	Portfolio Holdings, Portfolio Characteristics	Semi-Annually
Morningstar	Portfolio Holdings	Monthly
National Grid	Portfolio Holdings	Quarterly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Oak Hill Fund	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
PNC	Portfolio Characteristics	Quarterly
Preferred Property Life and Casualty	Portfolio Holdings	Quarterly
Prima Capital	Portfolio Characteristics	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Rice Heard & Bigelow	Portfolio Characteristics	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
SG Corporate & Investment Banking	Portfolio Holdings	Monthly
Sierra Fund	Portfolio Holdings	Quarterly
Singer Xenos Management	Portfolio Holdings, Portfolio Characteristics	Quarterly
Smith Barney	Portfolio Holdings, Portfolio Characteristics	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
St. Paul Electrical Workers	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
Thomson Financial	Portfolio Holdings	Monthly
TRUSCO	Portfolio Holdings	Quarterly
UBS	Portfolio Holdings, Portfolio Characteristics	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Vestek	Portfolio Holdings	Monthly
Wachovia	Portfolio Holdings, Portfolio Characteristics	Quarterly
WEA Trust	Portfolio Characteristics	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly

PERSONAL SECURITIES TRANSACTIONS

The Funds, the Advisor and Subadvisor (as applicable), and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of Summit Mutual Funds, Inc. to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines of the Calvert Funds. The Guidelines include the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of the Funds should send the communication to the attention of the Funds' Secretary at the following address:

                Calvert Funds
                Attn: [Name of Fund] Secretary
                4550 Montgomery Avenue
                Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Directors.

In its function as a nominating committee, the Governance Committee of the Board of Directors will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years. Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Director. A shareholder wishing to recommend to the Governance Committee a candidate for election as Directors may request the Fund's Policy for the Consideration of Director Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund's Board of Directors, the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP serves as the independent registered public accounting firm for the Funds. State Street Bank & Trust Company, N.A., serves as custodian of the Funds' investments. The custodian has no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

Each Fund is a series of Summit Mutual Funds, Inc., an open-end management investment company organized as a Maryland Corporation. The Summit Large Cap Growth Fund and Calvert Short-Term Government Fund are diversified, and the Calvert High Yield Bond Fund is non-diversified. Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Fund offers two separate classes of shares: Class A and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 1, 2009, the following entity beneficially owned more then 25% of the voting securities of the Fund:

Fund Name

Name and Address	% of Ownership

Large Cap Growth

Summit Investment Partners, Inc. Cincinnati, OH	80.84%

Short-Term Government

Union Central Life Insurance Cincinnati, OH	93.24%

High Yield Bond

Union Central Life Insurance Cincinnati, OH	48.74%

Union Central Life Insurance Cincinnati, OH	28.97%

As of January 1, 2009, to the Funds' knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Fund Name

Name and Address	% of Ownership

Large Cap Growth

Summit Investment Partners, Inc. Cincinnati, OH	25.49% of Class A

American Enterprise Investment Services Minneapolis, MN	17.02% of Class A

Pershing, LLC Jersey City, NJ	16.13% of Class A

Pershing, LLC Jersey City, NJ	11.58% of Class A

Pershing, LLC Jersey City, NJ	8.10% of Class A

Pershing, LLC Jersey City, NJ	7.64% of Class A

Pershing, LLC Jersey City, NJ	6.25% of Class A

Summit Investment Partners, Inc. Cincinnati, OH	85.83% of Class I

Ameritas Life Insurance Corp. Account G Lincoln, NE	10.76% of Class I

Short-Term Government

Charles Schwab & Company Special Custody Account for the Benefit of the Customers San Francisco, CA	63.17% of Class A

Pershing, LLC Jersey City, NJ	15.88% of Class A

NFS LLC FBO Anita Das San Francisco, CA	6.25% of Class A

NFS LLC FBO Peter O'Dea San Francisco, CA	5.20% of Class A

Union Central Life Insurance Group Account Cincinnati, OH	94.23% of Class I

High Yield Bond

Strafe & Company FAO Union Central Life Insurance Westerville, OH	47.54% of Class A

Lois E Folden IRA Rollover Naples, FL	13.12% of Class A

Douglas Harland Rockwell Churchville, MD	12.99% of Class A

Charles Schwab & Company Special Custody Account for the Benefit of the Customers San Francisco, CA	9.11% of Class A

John G. Guffey, Jr. Santa Fe, NM	5.14% of Class A

Union Central Life Insurance Corporate Account Cincinnati, OH	49.87% of Class I

Union Central Life Insurance Group Account Cincinnati, OH	29.64% of Class I

Ameritas Life Insurance Corp. Account D Lincoln, NE	11.56% of Class I

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

I.     Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility. The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

  Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
  Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Global Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and is also available on the Securities and Exchange Commission's website at www.sec.gov.

NOTE: Calvert's socially screened mutual fund portfolios apply both the "Corporate Governance" and "Corporate Social Responsibility" guidelines detailed below, while Calvert's non-socially screened mutual fund portfolios only apply the "Corporate Governance" guidelines.

II.     CORPORATE GOVERNANCE

A.      Board and Governance Issues

          Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries -- for example, France, Germany, and Austria -- that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

  The Fund advisor will oppose slates of directors without at least a majority of independent directors.
  The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.
  The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.
  The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
  The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.
  The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.
  The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
  The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

          Contested Election of Directors

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

  The Fund advisor will evaluate on case-by-case basis in contested election of directors.

          Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

  The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

          Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

  The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
  The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

          Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

  The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

          Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

  The Fund advisor will ordinarily oppose supermajority vote requirements.

          Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

  The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.
  The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

          Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

  The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

          Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

  The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

          Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

  The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
  The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

          Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

  The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

          Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

  The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

          Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

  Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

          Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

  The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
  The Fund advisor will oppose excessive awards of stock or stock options to directors.

          Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings). A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

  The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
  The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

  The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

  The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.
  The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
  The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

          Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal. In fact there are approximately forty different codes in the EU member countries alone. However, the common thread throughout all of these codes is that shareowners want their companies to be transparent.

  The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.
  The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
  The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
  The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.
  The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.
  The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

          Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

  The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

          Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

  The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B.      Executive and Employee Compensation

According to the 13th Annual CEO Compensation Survey from the Institute for Policy Studies and United For a Fair Economy published in August 2006, since CEO-worker pay gap was first tracked in 1990, the ratio has increased from 107-to-1 to 411-to-1 in 2005. "Today's gap is nearly 10 times as large as the 1980 ratio of 42-to-1, calculated by Business Week. If the minimum wage had risen at the same pace as CEO pay since 1990, it would be worth $22.61 today, rather than the actual $5.15."

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

          Disclosure of CEO, Executive, Board and Management Compensation

  The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

          Compensation for CEO, Executive, Board and Management

  The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

          Formation and Independence of Compensation Review Committee

  The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

          Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes. In 2006, the Securities and Exchange Commission began examining patterns of granting stock options that rendered the options favorable through backdating. For these reasons investors have long questioned whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

  The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.
  The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.
  The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.
  The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
  The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing be submitted for shareholder approval.
  The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.
  The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

          Employee Stock Ownership Plan (ESOPs)

  The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

          Pay Equity

  The Fund advisor will support proposals requesting that management provide a pay equity report.

          Ratio Between CEO and Worker Pay

  The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.
  The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

          Executive Compensation Tie to Non-Financial Performance

  The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

          Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

  The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

          Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

  The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.
  The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
  The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C.      Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

          Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

  The Fund advisor will support proposals that consider non-financial impacts of mergers.
  The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.
  The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

          Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

  The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
  The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

          Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowners.

  The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

          Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

  The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

III.      CORPORATE SOCIAL RESPONSIBILITY

A.      Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Increasingly investors see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

  The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
  The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.      Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

  The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
  The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.
  The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

          CERES Principles

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

  The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

          Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company's impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

  The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
  The Fund advisor will support proposals seeking the preparation of a report on a company's activities related to the development of renewable energy sources.
  The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

          Water Use

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company's supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities in areas of water scarcity.

  The Fund advisor will support proposals seeking the preparation of a report on a company's risks linked to water use.

          Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

  The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
  The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.      Workplace Issues

          Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

  The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
  The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
  The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

          Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

  The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

          Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

  The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
  The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.
  The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
  The Fund advisor will ordinarily support proposals seeking reports on a company's initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
  The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.
  The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

          Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

  The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.      International Operations and Human Rights

          Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the Voluntary Principles on Security and Human Rights, and the MacBride Principles. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

  The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations and investments in countries with repressive regimes.
  The fund will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.
  The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
  The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

          Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

  The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

          International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

          Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

  The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
  The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.      Indigenous Peoples' Rights

          Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

  The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.
  The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.      Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

  The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.
  The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

          Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

  The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
  The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.
  The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.
  The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

          Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

  The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
  The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.      Weapons Contracting

          Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

  The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.      Community

          Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

  The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

          Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

  The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

          Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

  The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

          Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

  The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

          Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

  The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.      Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

  The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.
  The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.
  The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J.      Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

IV.      CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.

Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000
Revised September 2002
Revised June 2003
Revised August 2004
Approved December 2004
Revised January 2008
Approved March 2008

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's)

Bonds

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.


PART C - OTHER INFORMATION

Item 23. Exhibits
(a)	Articles of Incorporation of Summit Mutual Funds, Inc., incorporated by reference to Registrant's initial filing on April 3, 1984.

(b)	By-laws of Summit Mutual Funds, Inc., incorporated by reference to Registrant's initial filing on April 3, 1984.

(c)	Instruments defining the security holder rights (not applicable).

(d)(1)	Investment Advisory Agreement with Calvert Asset Management Company, Inc., filed herewith

(d)(2)	Investment Subadvisory Agreement with Summit Investment Partners, Inc., filed herewith.

(d)(3)	Investment Subadvisory Agreement with World Asset Management, Inc., filed herewith.

(e)	Underwriting (Distribution) Agreement, filed herewith.

(f)	Form of Trustees' Deferred Compensation Agreement, filed herewith.

(g)	Custodial Agreement, filed herewith. Amended Appendix A to Custodial Agreement, filed herewith.

(h)(1)	Master Transfer Agency Agreement, filed herewith. Amended Schedule A to Master Transfer Agency Agreement, filed herewith.

(h)(2)	Servicing Agreement, filed herewith.

(h)(3)	Administrative Services Agreement, filed herewith.

(i)	Opinion and Consent of Counsel as to legality of shares being registered, filed herewith.

(j)	Consent of Independent Auditors to use of Report, filed herewith.

(k)	Not Applicable

(l)	Letter regarding initial capital, incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed on July 2, 1984.

(m)	Plan of Distribution for Class A, incorporated by reference to Registrant's Post-Effective Amendment No. 60, September 26, 2007, accession number 0000743773-07-000039.

(n)	Amended and Restated Rule 18f-3 Multiple Class Plan, filed herewith.

(o)	Power of Attorney forms, filed herewith.

(p)(1)	Code of Ethics for Calvert Asset Management Company Inc., filed herewith.

(p)(2)	Code of Ethics for Summit Investment Partners, Inc., filed herewith.

(p)(3)	Code of Ethics for World Asset Management, Inc., filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  Not applicable.

Item 25. Indemnification

Registrant's By-Laws, Item 23(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

	Acacia National Life Insurance Insurance Company 7315 Wisconsin Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Alya Kayal
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Daniel K. Hayes
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Gregory Habeeb
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert SAGE Fund
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Thomas Dailey
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Summit Mutual Funds, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James O'Boyle
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Robert Enderson
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 27.Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Variable Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund

         (b)     Positions of Underwriter's Officers and Directors
Name and Principal Business Address*	Position(s) under Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

* 4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28.Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 29.Management Services

         Not Applicable

Item 30.Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of January 2009.

SUMMIT MUTUAL FUNDS, INC.

By:

_______________**__________________
Barbara J. Krumsiek
Director and Chairman

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 30th day of January 2009, by the following persons in the capacities indicated.
Signature	Title
__________**____________ Barbara J. Krumsiek	Director and Chairman

__________**____________ Ronald M. Wolfsheimer	Treasurer

__________**____________ Arthur J. Pugh	Director

__________**____________ Alice Gresham	Director

__________**____________ M. Charito Kruvant	Director

__________**_____________ Cynthia H. Milligan	Director

__________**____________ William Lester	Director

**By: /s/ Ivy Wafford Duke
Ivy Wafford Duke
Executed by Ivy Wafford Duke, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney filed herewith.